Schedule of Investments (unaudited) November 30, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities — 6.3%
ALM VI Ltd.(a)(b):
(3 mo. LIBOR US + 2.70%), 4.70%, 07/15/26	USD	1,000	$987,357
Series 2012-6A, Class BR3, (3 mo. LIBOR US + 1.75%), 3.75%, 07/15/26		1,000	980,300
ALM XII Ltd., Series 2015-12A, Class C1R2, 4.65%, 04/16/27(a)(c)		545	539,469
ALM XVI Ltd./ALM XVI LLC, Series 2015-16A, Class CR2, (3 mo. LIBOR US + 2.70%), 4.70%, 07/15/27(a)(b)		2,080	2,012,882
Anchorage Capital CLO Ltd.(a)(b):
Series 2013-1A, Class CR, (3 mo. LIBOR US + 3.20%), 5.19%, 10/13/30		720	703,739
Series 2016-8A, Class DR, (3 mo. LIBOR US + 3.00%), 4.94%, 07/28/28		1,000	994,805
Battalion CLO X Ltd., Series 2016-10A, Class CR, (3 mo. LIBOR US + 3.45%), 5.39%, 01/24/29(a)(b)		1,000	993,629
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class CR, (3 mo. LIBOR US + 3.50%), 5.50%, 01/15/29(a)(b)		815	789,706
Bowman Park CLO Ltd., Series 2014-1A, Class D2R, (3 mo. LIBOR US + 3.35%), 5.26%, 11/23/25(a)(b)		3,000	3,002,920
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class CR, (3 mo. LIBOR US + 3.35%), 5.26%, 08/14/30(a)(b)		1,000	944,776
CarVal CLO III Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.44%), 8.71%, 07/20/32(a)(b)		500	466,233
CIFC Funding II Ltd., Series 2015-2A, Class DR, 4.45%, 04/15/27(a)(c)		500	490,154
Countrywide Asset-Backed Certificates, Series 2006-13, Class 3AV2, (1 mo. LIBOR US + 0.15%), 1.86%, 01/25/37(b)		52	52,048
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44(a)(d)		3,714	3,719,817
Dryden CLO Ltd., Series 2018-64A, Class D, 4.65%, 04/18/31(a)(c)		1,250	1,158,368
Dryden Senior Loan Fund, Series 2015-41A, Class AR, (3 mo. LIBOR US + 0.97%), 2.96%, 04/15/31(a)(b)		2,550	2,521,898
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B1LR, (3 mo. LIBOR US + 3.15%), 5.06%, 08/15/30(a)(b)		1,000	952,678

Security	Par (000)		Value

Asset-Backed Securities (continued)
Elmwood CLO III Ltd., Series 2019-3A, Class E, (3 mo. LIBOR US + 7.00%), 8.82%, 10/15/32(a)(b)	USD	1,500	$1,460,980
Galaxy CLO XXIX Ltd., Series 2018-29A, Class D, (3 mo. LIBOR US + 2.40%), 4.31%, 11/15/26(a)(b)		805	793,062
Highbridge Loan Management, Series 3A-2014, Class CR, (3 mo. LIBOR US + 3.60%), 5.60%, 07/18/29(a)(b)		1,000	974,582
Limerock CLO III LLC, Series 2014-3A, Class C, (3 mo. LIBOR US + 3.60%), 5.57%, 10/20/26(a)(b)		3,750	3,624,299
Madison Park Funding X Ltd., Series 2012-10A, Class ER2, (3 mo. LIBOR US + 6.40%), 8.37%, 01/20/29(a)(b)		250	237,543
Madison Park Funding XV Ltd., Series 2014-15A, Class B1R, (3 mo. LIBOR US + 2.20%), 4.14%, 01/27/26(a)(b)		1,800	1,790,997
Nelnet Student Loan Trust, Series 2006-1, Class A5, (3 mo. LIBOR US + 0.11%), 2.02%, 08/23/27(b)		168	167,337
Neuberger Berman CLO XV, Series 2013-15A, Class DR, (3 mo. LIBOR US + 3.05%), 5.05%, 10/15/29(a)(b)		1,000	922,587
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class DRR, (3 mo. LIBOR US + 2.75%), 4.70%, 01/22/30(a)(b)		500	459,099
OHA Credit Partners VII Ltd., Series 2012-7A, Class DR, (3 mo. LIBOR US + 4.20%), 6.10%, 11/20/27(a)(b)		1,160	1,160,823
OHA Credit Partners XIII Ltd., Series 2016-13A, Class E, (3 mo. LIBOR US + 7.15%), 9.12%, 01/21/30(a)(b)		595	592,154
OHA Loan Funding Ltd., Series 2016-1A, Class D, (3 mo. LIBOR US + 3.75%), 5.72%, 01/20/28(a)(b)		2,500	2,480,648
OZLM Funding III Ltd., Series 2013-3A, Class BRR, (3 mo. LIBOR US + 2.70%), 4.57%, 01/22/29(a)(b)		1,500	1,500,000
OZLM VIII Ltd., Series 2014-8A, Class CRR, (3 mo. LIBOR US + 3.15%), 5.15%, 10/17/29(a)(b)		875	833,198
OZLM XIV Ltd., Series 2015-14A, Class CR, (3 mo. LIBOR US + 3.00%), 5.30%, 01/15/29(a)(b)		1,000	950,632
OZLM XXI, Series 2017-21A, Class C, (3 mo. LIBOR US + 2.67%), 4.64%, 01/20/31(a)(b)		1,000	920,591
Palmer Square Loan Funding Ltd.(a)(b):
Series 2018-5A, Class D, (3 mo. LIBOR US + 4.25%), 6.22%, 01/20/27		1,000	988,958

1

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Series 2019-3A, Class C, (3 mo. LIBOR US + 3.40%), 5.30%, 08/20/27	USD	750	$749,059
Series 2019-4A, Class C, (3 mo. LIBOR US + 3.25%), 5.19%, 10/24/27		250	249,999
Regatta VI Funding Ltd., Series 2016-1A, Class ER, (3 mo. LIBOR US + 5.00%), 6.97%, 07/20/28(a)(b)		250	232,517
Rockford Tower CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 3.25%), 5.25%, 04/15/29(a)(b)		1,750	1,695,484
SLM Private Education Loan Trust, Series 2014-A, Class B, 3.50%, 11/15/44(a)		500	507,559
Sound Point CLO XIV Ltd., Series 2016-3A, Class D, (3 mo. LIBOR US + 3.85%), 5.78%, 01/23/29(a)(b)		1,550	1,541,553
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 03/30/30(a)(d)		1,758	70,306
Sterling Coofs Trust, Series 2004-1, Class A, 2.36%, 04/15/29(a)(d)		1,976	74,706
Structured Asset Securities Corp., Series 2002-AL1, Class A2, 3.45%, 02/25/32		323	312,897
TCI-Flatiron CLO Ltd., Series 2016-1A, Class DR, 5.80%, 07/17/28(a)(c)		635	630,935
TRESTLES CLO II Ltd., Series 2017-1A, Class C, (3 mo. LIBOR US + 3.65%), 5.59%, 07/25/29(a)(b)		250	248,314
Voya CLO Ltd., Series 2017-3A, Class C, (3 mo. LIBOR US + 3.55%), 5.52%, 07/20/30(a)(b)		1,000	983,791
Westcott Park CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.25%), 5.22%, 07/20/28(a)(b)		1,185	1,157,049
York CLO Ltd.(a)(b):
Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.60%), 5.57%, 10/20/29		1,750	1,727,199
Series 2016-2A, Class D, (3 mo. LIBOR US + 4.10%), 6.07%, 01/20/30		1,500	1,497,952

Total Asset-Backed Securities — 6.3% (Cost — $53,108,203)			52,847,589

Corporate Bonds — 62.1%

Aerospace & Defense — 1.6%
Amsted Industries, Inc., 5.63%, 07/01/27(a)		95	100,225
Arconic, Inc., 5.13%, 10/01/24		680	741,234

Security	Par (000)		Value
Aerospace & Defense (continued)
Bombardier, Inc.(a):
8.75%, 12/01/21	USD	369	$399,442
5.75%, 03/15/22		62	63,240
6.00%, 10/15/22		6	6,015
6.13%, 01/15/23		204	206,838
7.50%, 12/01/24		82	84,255
7.50%, 03/15/25		222	224,775
7.88%, 04/15/27		979	984,835
Eaton Corp., 4.15%, 11/02/42		500	566,592
Global Aircraft Leasing Co. Ltd., (6.5% Cash or 7.25% PIK), 6.50%, 09/15/24(a)(e)		386	394,801
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(a)		368	390,080
Lockheed Martin Corp., 4.09%, 09/15/52		1,410	1,658,916
Signature Aviation US Holdings, Inc.(a):
5.38%, 05/01/26		194	203,987
4.00%, 03/01/28		282	283,847
TransDigm UK Holdings PLC, 6.88%, 05/15/26		400	423,000
TransDigm, Inc.(a):
6.25%, 03/15/26		3,500	3,758,125
5.50%, 11/15/27		562	562,000
Triumph Group, Inc., 6.25%, 09/15/24(a)		211	221,550
United Technologies Corp., 6.13%, 07/15/38		1,450	2,019,596
Wolverine Escrow LLC(a):
8.50%, 11/15/24		146	147,150
9.00%, 11/15/26		264	266,666

			13,707,169

Air Freight & Logistics — 0.2%
FedEx Corp., 4.75%, 11/15/45		1,250	1,345,321
XPO Logistics, Inc., 6.75%, 08/15/24(a)		11	11,930

			1,357,251

Airlines — 1.6%
Air Canada Pass-Through Trust, Series 2015-1, Class B, 3.88%, 09/15/24(a)		1,402	1,418,103
American Airlines Pass-Through Trust:
Series 2013-2, Class A, 4.95%, 07/15/24		2,340	2,447,170
Series 2015-2, Class A, 4.00%, 09/22/27		1,251	1,319,034
Series 2015-2, Class AA, 3.60%, 03/22/29		1,251	1,314,283
Series 2017-1, Class B, 4.95%, 08/15/26		1,515	1,607,528
Avianca Holdings SA, 8.38%, 05/10/20(a)		302	283,880
Latam Finance Ltd., 6.88%, 04/11/24(a)		257	270,518

2

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Airlines (continued)
United Airlines Pass-Through Trust:
Series 2013-1, Class A, 4.30%, 08/15/25	USD	3,011	$3,248,441
Series 2014-2, Class B, 4.63%, 03/03/24		1,723	1,777,603

			13,686,560

Auto Components — 0.4%
Allison Transmission, Inc., 5.88%, 06/01/29(a)		210	226,537
Aptiv PLC, 4.40%, 10/01/46		465	459,105
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.25%, 02/01/22		58	59,160
6.75%, 02/01/24		92	95,680
4.75%, 09/15/24(a)		49	49,980
6.38%, 12/15/25		163	172,373
6.25%, 05/15/26		275	292,531
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.(a):
6.25%, 05/15/26		799	849,441
8.50%, 05/15/27		1,064	1,086,610
Tesla, Inc., 5.30%, 08/15/25(a)		166	159,153

			3,450,570

Automobiles — 0.5%
Ford Motor Co., 4.75%, 01/15/43		2,000	1,743,687
General Motors Co., 6.25%, 10/02/43		2,506	2,777,031

			4,520,718

Banks — 1.8%
Allied Irish Banks PLC(5 year EUR Swap + 3.95%), 4.13%, 11/26/25(f)	EUR	100	113,890
Barclays PLC:
4.38%, 09/11/24	USD	550	573,724
3.65%, 03/16/25		4,320	4,457,164
BBVA Bancomer SA, 6.75%, 09/30/22(a)		236	255,713
CIT Bank NA(Secured Overnight Financing Rate + 1.72%), 2.97%, 09/27/25(f)		258	255,490
CIT Group, Inc., 5.00%, 08/01/23		237	255,071
Cooperatieve Rabobank UA, 3.95%, 11/09/22		1,500	1,564,765
HSBC Holdings PLC, 6.10%, 01/14/42		610	860,264
Promerica Financial Corp., 9.70%, 05/14/24(a)		200	207,063
Santander Holdings USA, Inc., 4.50%, 07/17/25		2,000	2,151,664
Santander UK Group Holdings PLC, 2.88%, 08/05/21		1,250	1,261,649
Standard Chartered PLC(5 year USD ICE Swap + 1.97%), 4.87%, 03/15/33(a)(f)		500	539,066

Security	Par (000)		Value

Banks (continued)
Wells Fargo & Co., 3.90%, 05/01/45	USD	2,250	$2,551,887

			15,047,410

Beverages — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46		4,600	5,525,366
Central American Bottling Corp., 5.75%, 01/31/27(a)		222	232,475

			5,757,841

Biotechnology — 0.5%
Amgen, Inc., 4.40%, 05/01/45		2,250	2,543,986
Baxalta, Inc., 5.25%, 06/23/45		500	647,712
Gilead Sciences, Inc., 4.80%, 04/01/44		1,000	1,200,715

			4,392,413

Building Materials — 0.0%
CEMEX Finance LLC, 4.63%, 06/15/24	EUR	100	114,690

Building Products — 0.2%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27(a)	USD	160	164,000
Beacon Roofing Supply, Inc.(a):
4.88%, 11/01/25		10	9,712
4.50%, 11/15/26		56	56,560
CPG Merger Sub LLC, 8.00%, 10/01/21(a)		220	219,274
Jeld-Wen, Inc.(a):
4.63%, 12/15/25		93	93,814
4.88%, 12/15/27		21	21,026
Masonite International Corp.(a):
5.75%, 09/15/26		52	55,120
5.38%, 02/01/28		81	85,759
Standard Industries, Inc.(a):
5.50%, 02/15/23		12	12,270
5.38%, 11/15/24		263	270,561
6.00%, 10/15/25		287	300,274
5.00%, 02/15/27		48	49,800
4.75%, 01/15/28		54	55,755

			1,393,925

Capital Markets — 2.6%
CDP Financial, Inc., 5.60%, 11/25/39(a)		5,890	8,199,379
Goldman Sachs Group, Inc.:
3.75%, 05/22/25		8,965	9,479,590
Series R, (5 year CMT + 3.22%), 4.95%(f)(g)		135	138,375
Intertrust Group BV, 3.38%, 11/15/25	EUR	100	115,438
LABL Escrow Issuer LLC, 6.75%, 07/15/26(a)	USD	316	323,900
Morgan Stanley:
4.00%, 07/23/25		905	978,318
3.13%, 07/27/26		2,000	2,072,809

3

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Capital Markets (continued)
Owl Rock Capital Corp., 5.25%, 04/15/24	USD	56	$58,941
Raymond James Financial, Inc., 4.95%, 07/15/46		400	476,452
Stevens Holding Co., Inc., 6.13%, 10/01/26(a)		90	97,425

			21,940,627

Chemicals — 0.7%
Air Liquide Finance SA, 3.50%, 09/27/46(a)		360	375,159
Atotech Alpha 2 BV, (8.75% Cash or 9.50% PIK), 8.75%, 06/01/23(a)(e)		210	207,375
Atotech Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 02/01/25(a)		1,112	1,128,680
Axalta Coating Systems LLC, 4.88%, 08/15/24(a)		311	322,274
Blue Cube Spinco LLC:
9.75%, 10/15/23		317	344,737
10.00%, 10/15/25		227	253,105
Chemours Co.:
6.63%, 05/15/23		162	159,570
5.38%, 05/15/27		200	168,000
Cydsa SAB de CV, 6.25%, 10/04/27(a)		319	321,193
Element Solutions, Inc., 5.88%, 12/01/25(a)		909	945,360
GCP Applied Technologies, Inc., 5.50%, 04/15/26(a)		101	104,030
Monitchem HoldCo 3 SA, 5.25%, 03/15/25	EUR	100	113,503
NOVA Chemicals Corp., 4.88%, 06/01/24(a)	USD	41	41,308
OCI NV, 3.13%, 11/01/24	EUR	100	113,320
Orbia Advance Corp SAB de CV(a):
4.00%, 10/04/27	USD	200	201,375
5.50%, 01/15/48		200	198,688
PQ Corp.(a):
6.75%, 11/15/22		268	277,045
5.75%, 12/15/25		309	323,677
WR Grace & Co-Conn, 5.63%, 10/01/24(a)		130	141,375

			5,739,774

Commercial Services & Supplies — 0.7%
ADT Security Corp.:
6.25%, 10/15/21		86	91,160
3.50%, 07/15/22		33	33,495
4.13%, 06/15/23		97	99,425
4.88%, 07/15/32(a)		411	357,570
Aviation Capital Group LLC, 7.13%, 10/15/20(a)		1,800	1,873,722
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(a)		441	455,884

Security	Par (000)		Value

Commercial Services & Supplies (continued)
Clean Harbors, Inc.(a):
4.88%, 07/15/27	USD	178	$186,508
5.13%, 07/15/29		109	115,180
Core & Main LP, 6.13%, 08/15/25(a)		691	706,547
Fortress Transportation & Infrastructure Investors LLC(a):
6.75%, 03/15/22		43	44,613
6.50%, 10/01/25		46	47,342
GFL Environmental, Inc.(a):
7.00%, 06/01/26		378	384,615
8.50%, 05/01/27		308	327,806
Harland Clarke Holdings Corp., 8.38%, 08/15/22(a)		273	204,750
KAR Auction Services, Inc., 5.13%, 06/01/25(a)		97	98,576
Mobile Mini, Inc., 5.88%, 07/01/24		298	309,175
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(a)		58	60,387
Summer BC Holdco B Sarl, 5.75%, 10/31/26	EUR	100	113,192
United Rentals North America, Inc.:
5.50%, 07/15/25	USD	125	130,156
4.63%, 10/15/25		74	76,035
5.88%, 09/15/26		53	56,710
6.50%, 12/15/26		3	3,275
5.50%, 05/15/27		155	165,463
3.88%, 11/15/27		150	151,313
4.88%, 01/15/28		55	57,386
5.25%, 01/15/30		60	63,750

			6,214,035

Communications Equipment — 0.4%
CommScope, Inc.(a):
5.50%, 03/01/24		524	544,305
6.00%, 03/01/26		135	141,413
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 9.88%, 05/01/24(a)		298	313,258
Nokia OYJ:
4.38%, 06/12/27		31	31,902
6.63%, 05/15/39		295	334,825
ViaSat, Inc., 5.63%, 04/15/27(a)		461	491,541
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 04/01/23		700	717,516
6.38%, 05/15/25		95	97,731
5.75%, 01/15/27(a)		764	779,280

			3,451,771

Construction & Engineering — 0.6%
Brand Industrial Services, Inc., 8.50%, 07/15/25(a)		229	223,275
frontdoor, Inc., 6.75%, 08/15/26(a)		268	292,763
ITR Concession Co. LLC, 4.20%, 07/15/25(a)		4,000	3,841,392

4

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Construction & Engineering (continued)
SRS Distribution, Inc., 8.25%, 07/01/26(a)	USD	192	$195,840

			4,553,270

Construction Materials — 0.3%
American Builders & Contractors Supply Co., Inc.(a):
5.88%, 05/15/26		304	322,620
4.00%, 01/15/28		260	260,325
Core & Main Holdings LP, (8.625% Cash or 9.38% PIK), 8.63%, 09/15/24(a)(e)		284	293,230
HD Supply, Inc., 5.38%, 10/15/26(a)		1,293	1,370,580
Navistar International Corp., 6.63%, 11/01/25(a)		250	257,500
PulteGroup, Inc., 6.00%, 02/15/35		27	30,105
Williams Scotsman International, Inc.(a):
7.88%, 12/15/22		70	72,975
6.88%, 08/15/23		230	241,654

			2,848,989

Consumer Discretionary — 0.1%
Nielsen Co. Luxembourg Sarl, 5.00%, 02/01/25(a)		45	45,169
Viking Cruises Ltd.(a):
6.25%, 05/15/25		88	91,740
5.88%, 09/15/27		648	693,360

			830,269

Consumer Finance — 1.8%
Ally Financial, Inc., 8.00%, 11/01/31		1,115	1,537,306
Capital One Financial Corp., 4.75%, 07/15/21		1,935	2,015,019
Corvias Campus Living USG LLC, 5.30%, 07/01/50(d)		5,682	6,034,735
Credivalores-Crediservicios SAS, 9.75%, 07/27/22(a)		200	203,187
Ford Motor Credit Co. LLC, 8.13%, 01/15/20		1,530	1,540,820
Mulhacen Pte Ltd., (6.5% Cash or 7.25% PIK), 6.50%, 08/01/23(e)	EUR	110	98,928
Muthoot Finance Ltd., 6.13%, 10/31/22(a)	USD	247	254,410
Navient Corp.:
5.00%, 10/26/20		180	183,600
6.63%, 07/26/21		99	104,941
7.25%, 09/25/23		46	51,060
6.13%, 03/25/24		67	71,522
5.88%, 10/25/24		91	96,915
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26(a)	EUR	245	293,188
4.50%, 05/15/26		100	119,669
6.25%, 05/15/26(a)	USD	26	28,340

Security	Par (000)		Value

Consumer Finance (continued)
8.25%, 11/15/26(a)	USD	544	$608,600
Springleaf Finance Corp.:
6.13%, 05/15/22		50	53,750
6.88%, 03/15/25		94	107,351
7.13%, 03/15/26		290	334,225
6.63%, 01/15/28		141	155,805
5.38%, 11/15/29		101	104,030
Verscend Escrow Corp., 9.75%, 08/15/26(a)		972	1,044,900

			15,042,301

Containers & Packaging — 0.7%
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(a)(e)		501	499,221
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 08/15/26(a)		200	203,000
4.75%, 07/15/27	GBP	100	135,189
Berry Global, Inc., 4.88%, 07/15/26(a)	USD	245	256,331
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		210	217,350
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26		412	432,085
Greif, Inc., 6.50%, 03/01/27(a)		38	40,565
Intertape Polymer Group, Inc., 7.00%, 10/15/26(a)		119	123,760
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(a)		852	871,170
OI European Group BV, 2.88%, 02/15/25	EUR	100	112,267
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu(a):
5.13%, 07/15/23	USD	227	232,108
7.00%, 07/15/24		217	224,595
Silgan Holdings, Inc., 4.13%, 02/01/28(a)		143	143,269
Trivium Packaging Finance BV(a):
5.50%, 08/15/26		828	869,412
8.50%, 08/15/27		1,067	1,160,362

			5,520,684

Diversified Consumer Services — 0.3%
APX Group, Inc.:
8.75%, 12/01/20		148	144,855
7.88%, 12/01/22		106	105,338
8.50%, 11/01/24(a)		82	80,770
Ascend Learning LLC, 6.88%, 08/01/25(a)		613	644,140
Graham Holdings Co., 5.75%, 06/01/26(a)		108	114,750

5

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Diversified Consumer Services (continued)
Laureate Education, Inc., 8.25%, 05/01/25(a)	USD	72	$77,760
Prime Security Services Borrower LLC/Prime Finance, Inc.(a):
9.25%, 05/15/23		120	126,150
5.25%, 04/15/24		168	173,040
5.75%, 04/15/26		325	339,469
Service Corp. International, 5.13%, 06/01/29		149	159,057
ServiceMaster Co. LLC, 5.13%, 11/15/24(a)		308	319,165
Sotheby’s, 7.38%, 10/15/27(a)		265	258,706

			2,543,200

Diversified Financial Services — 3.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(a):
6.63%, 07/15/26		908	960,210
9.75%, 07/15/27		60	63,150
Arrow Global Finance PLC, 5.13%, 09/15/24	GBP	100	129,977
ASG Finance Designated Activity Co., 7.88%, 12/03/24(a)	USD	200	198,996
Bank of America Corp.:
5.63%, 07/01/20		2,200	2,244,802
3.25%, 10/21/27		4,000	4,170,320
F-Brasile SpA/F-Brasile US LLC, Series XR, 7.38%, 08/15/26(a)		200	211,000
FMR LLC, 4.95%, 02/01/33(a)		2,300	2,844,786
General Electric Co., 6.15%, 08/07/37		2,150	2,682,034
General Motors Financial Co., Inc., 4.25%, 05/15/23		807	846,039
Gilex Holding Sarl, 8.50%, 05/02/23(a)		182	197,015
Intercontinental Exchange, Inc., 4.00%, 10/15/23		470	502,833
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)		3,151	3,277,997
Intrum AB, 3.00%, 09/15/27	EUR	100	106,396
LHC3 PLC, (4.13% Cash or 4.88% PIK), 4.13%, 08/15/24(e)		100	113,859
Lloyds Banking Group PLC(5 year CMT + 4.82%), 6.75%(f)(g)	USD	595	641,856
Moody’s Corp., 4.50%, 09/01/22		1,800	1,906,965
Murphy Oil USA, Inc., 4.75%, 09/15/29		106	111,925
Northern Trust Corp., 3.95%, 10/30/25		8,000	8,746,770
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25(a)		490	504,700
VZ Vendor Financing BV, 2.50%, 01/31/24	EUR	100	112,108

Security	Par (000)		Value

Diversified Financial Services (continued)
WMG Acquisition Corp., 5.50%, 04/15/26(a)	USD	84	$88,620

			30,662,358

Diversified Telecommunication Services — 3.7%
AT&T, Inc.:
6.10%, 07/15/40		830	1,051,778
6.38%, 03/01/41		520	689,400
5.15%, 03/15/42		2,400	2,792,863
4.75%, 05/15/46		2,710	3,029,677
CenturyLink, Inc.:
5.63%, 04/01/25		107	113,019
Series P, 7.60%, 09/15/39		108	111,240
Series U, 7.65%, 03/15/42		223	229,661
Series W, 6.75%, 12/01/23		497	552,912
Series Y, 7.50%, 04/01/24(i)		534	600,750
Cincinnati Bell, Inc.(a):
7.00%, 07/15/24		195	182,569
8.00%, 10/15/25		127	115,888
Frontier Communications Corp., 8.00%, 04/01/27(a)		1,219	1,258,617
GCI LLC, 6.63%, 06/15/24(a)		93	100,673
Level 3 Financing, Inc.:
5.38%, 05/01/25		36	37,260
5.25%, 03/15/26		638	664,317
Qwest Corp., 6.75%, 12/01/21		3	3,217
SoftBank Group Corp., 4.00%, 04/20/23	EUR	100	117,435
Telecom Argentina SA, 8.00%, 07/18/26(a)	USD	170	148,962
Telecom Italia Capital SA:
6.38%, 11/15/33		74	81,955
6.00%, 09/30/34		300	320,956
7.20%, 07/18/36		12	14,047
7.72%, 06/04/38		40	49,075
Telecom Italia SpA:
4.00%, 04/11/24	EUR	100	120,722
5.30%, 05/30/24(a)	USD	200	215,054
Verizon Communications, Inc.:
6.40%, 02/15/38		5,700	7,838,932
6.55%, 09/15/43		6,751	9,994,348

			30,435,327

Electric Utilities — 5.5%
Berkshire Hathaway Energy Co., 6.50%, 09/15/37		5,515	7,784,090
Cleveland Electric Illuminating Co., 5.95%, 12/15/36		434	555,364
CMS Energy Corp., 5.05%, 03/15/22		1,832	1,936,186
Duke Energy Carolinas LLC:
6.10%, 06/01/37		640	882,399
6.00%, 01/15/38		1,675	2,286,283
4.25%, 12/15/41		750	871,301

6

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Electric Utilities (continued)
Duke Energy Florida LLC, 6.40%, 06/15/38	USD	770	$1,131,131
E.ON International Finance BV, 6.65%, 04/30/38(a)		3,100	4,241,642
Electricite de France SA, 5.60%, 01/27/40(a)		2,800	3,494,156
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(a)		201	205,869
Energuate Trust, 5.88%, 05/03/27(a)		201	203,387
Florida Power Corp., 6.35%, 09/15/37		2,775	3,930,137
NextEra Energy Operating Partners LP(a):
4.25%, 07/15/24		321	329,770
4.25%, 09/15/24		58	59,595
4.50%, 09/15/27		77	78,540
Ohio Power Co., Series D, 6.60%, 03/01/33		3,000	4,144,452
PacifiCorp, 6.25%, 10/15/37		1,225	1,723,169
Public Service Co. of Colorado, Series 17, 6.25%, 09/01/37		2,550	3,619,059
Southern California Edison Co., 5.63%, 02/01/36		1,300	1,564,424
Southern Co., 4.40%, 07/01/46		1,000	1,122,891
Talen Energy Supply LLC:
6.50%, 06/01/25		30	22,625
10.50%, 01/15/26(a)		30	25,450
Virginia Electric & Power Co., Series A, 6.00%, 05/15/37		3,920	5,338,391

			45,550,311

Electronic Equipment, Instruments & Components — 0.3%
CDW LLC/CDW Finance Corp.:
5.00%, 09/01/25		490	510,825
4.25%, 04/01/28		83	86,710
Corning, Inc., 4.38%, 11/15/57		2,000	1,999,256
Itron, Inc., 5.00%, 01/15/26(a)		18	18,618

			2,615,409

Energy Equipment & Services — 0.5%
Apergy Corp., 6.38%, 05/01/26		146	144,540
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27(a)		182	187,388
Enterprise Products Operating LLC, 6.13%, 10/15/39		1,400	1,817,432
Gates Global LLC/Gates Global Co., 6.25%, 01/15/26(a)		152	152,017
Halliburton Co., 5.00%, 11/15/45		500	558,220
Pattern Energy Group, Inc., 5.88%, 02/01/24(a)		250	257,500
Transocean, Inc.(a):
9.00%, 07/15/23		559	570,348
7.50%, 01/15/26		20	17,957

Security	Par (000)		Value

Energy Equipment & Services (continued)
USA Compression Partners LP/USA Compression Finance Corp.:
6.88%, 04/01/26	USD	278	$285,645
6.88%, 09/01/27(a)		327	334,455

			4,325,502

Environmental, Maintenance, & Security Service — 0.1%
Tervita Corp., 7.63%, 12/01/21(a)		199	198,978
Waste Pro USA, Inc., 5.50%, 02/15/26(a)		190	196,175

			395,153

Equity Real Estate Investment Trusts (REITs) — 1.5%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26(a)		102	106,335
ERP Operating LP, 4.50%, 06/01/45		1,155	1,390,886
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(a)		150	146,875
GLP Capital LP/GLP Financing II, Inc.:
5.25%, 06/01/25		71	77,925
5.38%, 04/15/26		98	107,989
Healthpeak Properties, Inc., 4.00%, 06/01/25		2,000	2,152,850
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/25		92	94,530
Iron Mountain, Inc.(a):
4.88%, 09/15/27		234	240,435
4.88%, 09/15/29		125	126,562
iStar, Inc.:
6.00%, 04/01/22		48	49,080
5.25%, 09/15/22		17	17,394
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/26		24	26,100
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 05/01/24		895	984,500
4.50%, 09/01/26		317	333,642
5.75%, 02/01/27(a)		16	17,920
4.50%, 01/15/28		247	258,115
MPT Operating Partnership LP/MPT Finance Corp.:
5.50%, 05/01/24		30	30,825
5.00%, 10/15/27		598	627,900
4.63%, 08/01/29		415	435,219
NH Hotel Group SA, 3.75%, 10/01/23	EUR	115	128,861
Ryman Hospitality Properties, Inc., 4.75%, 10/15/27(a)	USD	391	402,730
SBA Communications Corp.:
4.88%, 07/15/22		14	14,193
4.88%, 09/01/24		1,110	1,150,804

7

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Equity Real Estate Investment Trusts (REITs) (continued)
Simon Property Group LP, 4.75%, 03/15/42	USD	1,670	$2,034,880
Starwood Property Trust, Inc., 5.00%, 12/15/21		77	80,273
Trust F/1401, 6.95%, 01/30/44		476	548,887
Ventas Realty LP, 4.13%, 01/15/26		870	935,804
VICI Properties 1 LLC/VICI FC, Inc., 8.00%, 10/15/23		100	108,859

			12,630,373

Food & Staples Retailing — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC:
6.63%, 06/15/24		59	61,892
5.75%, 03/15/25		48	48,960
7.50%, 03/15/26(a)		65	71,987
4.63%, 01/15/27(a)		258	254,801
5.88%, 02/15/28(a)		251	262,609
Post Holdings, Inc., 5.50%, 12/15/29(a)		156	163,410
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44		1,000	1,033,314

			1,896,973

Food Products — 0.7%
Aramark Services, Inc.:
5.00%, 04/01/25(a)		218	227,538
4.75%, 06/01/26		154	159,390
5.00%, 02/01/28(a)		379	397,950
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/25(a)		296	280,460
Darling Ingredients, Inc., 5.25%, 04/15/27(a)		75	79,219
Graphic Packaging International LLC, 4.75%, 07/15/27(a)		53	56,180
JBS Investments II GmbH, 5.75%, 01/15/28(a)		263	276,807
JBS USA LUX SA/JBS USA Finance, Inc.(a):
5.88%, 07/15/24		370	380,430
5.75%, 06/15/25		785	817,381
6.75%, 02/15/28		275	302,758
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(a):
6.50%, 04/15/29		349	386,517
5.50%, 01/15/30		369	393,446
MARB BondCo PLC, 7.00%, 03/15/24		200	208,250
Marfrig Holdings Europe BV, 8.00%, 06/08/23(a)		222	231,019
MHP Lux SA, 6.25%, 09/19/29(a)		400	377,000
Performance Food Group, Inc., 5.50%, 10/15/27(a)		171	181,688
Post Holdings, Inc.(a):
5.50%, 03/01/25		230	241,213

Security	Par (000)		Value

Food Products (continued)
5.00%, 08/15/26	USD	3	$3,150
5.75%, 03/01/27		268	287,100
Simmons Foods, Inc., 7.75%, 01/15/24(a)		157	168,775

			5,456,271

Health Care Equipment & Supplies — 0.4%
Avantor, Inc.(a):
6.00%, 10/01/24		1,149	1,230,866
9.00%, 10/01/25		712	792,100
Hill-Rom Holdings, Inc., 4.38%, 09/15/27(a)		58	59,450
Hologic, Inc., 4.63%, 02/01/28(a)		96	101,280
Immucor, Inc., 11.13%, 02/15/22(a)		60	60,075
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22(a)		1,265	1,246,025
Teleflex, Inc.:
4.88%, 06/01/26		75	78,375
4.63%, 11/15/27		26	27,495

			3,595,666

Health Care Providers & Services — 1.6%
Acadia Healthcare Co., Inc., 5.13%, 07/01/22		45	45,225
Aetna, Inc., 4.50%, 05/15/42		575	624,133
AHP Health Partners, Inc., 9.75%, 07/15/26(a)		130	139,750
Centene Corp.(a):
5.38%, 06/01/26		515	546,544
4.25%, 12/15/27(h)		432	444,420
4.63%, 12/15/29(h)		1,044	1,094,895
CHS/Community Health Systems, Inc.(a):
8.63%, 01/15/24		367	378,010
8.00%, 03/15/26		536	535,330
Eagle Holding Co. II LLC(a)(e):
(7.63% Cash or 8.38% PIK), 7.63%, 05/15/22		59	59,738
(7.750% Cash or 8.50% PIK), 7.75%, 05/15/22		209	212,396
Encompass Health Corp., 5.75%, 11/01/24		15	15,206
Envision Healthcare Crop., 8.75%, 10/15/26(a)		129	52,568
HCA, Inc.:
5.38%, 02/01/25		554	612,170
5.88%, 02/15/26		3	3,386
5.38%, 09/01/26		281	311,207
5.63%, 09/01/28		520	587,600
5.88%, 02/01/29		359	410,157

8

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Health Care Providers & Services (continued)
MEDNAX, Inc.(a):
5.25%, 12/01/23	USD	107	$109,408
6.25%, 01/15/27		375	381,562
Molina Healthcare, Inc.:
5.38%, 11/15/22		104	109,980
4.88%, 06/15/25(a)		110	112,200
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(a)		344	312,180
Northwell Healthcare, Inc., 4.26%, 11/01/47		725	797,379
NVA Holdings, Inc., 6.88%, 04/01/26(a)		145	156,600
Polaris Intermediate Corp., (8.50% Cash), 8.50%, 12/01/22(a)(e)		361	299,540
Regional Care Hospital Partners Holdings, Inc., 8.25%, 05/01/23(a)		16	17,000
Sotera Health Holdings LLC, 6.50%, 05/15/23(a)		189	195,143
Surgery Center Holdings Inc., 10.00%, 04/15/27(a)		165	173,250
Surgery Center Holdings, Inc., 6.75%, 07/01/25(a)		260	250,250
Team Health Holdings, Inc., 6.38%, 02/01/25(a)(i)		68	36,040
Tenet Healthcare Corp.:
8.13%, 04/01/22		715	781,137
4.63%, 07/15/24		744	770,040
4.63%, 09/01/24(a)		230	237,475
4.88%, 01/01/26(a)		892	926,565
6.25%, 02/01/27(a)		181	193,670
5.13%, 11/01/27(a)		582	608,190
Vizient, Inc., 6.25%, 05/15/27(a)		250	270,625
WellCare Health Plans, Inc.:
5.25%, 04/01/25		195	204,019
5.38%, 08/15/26(a)		197	209,805

			13,224,793

Health Care Technology — 0.2%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(a)		586	605,045
IQVIA, Inc. (a):
3.25%, 03/15/25	EUR	100	112,521
5.00%, 10/15/26	USD	280	294,000
5.00%, 05/15/27		468	491,400

			1,502,966

Hotels, Restaurants & Leisure — 2.1%
1011778 BC ULC/New Red Finance, Inc.(a):
4.25%, 05/15/24		100	102,250
5.00%, 10/15/25		896	929,179
3.88%, 01/15/28		283	284,769
4.38%, 01/15/28		222	222,833

Security	Par (000)		Value

Hotels, Restaurants & Leisure (continued)
Boyd Gaming Corp., 6.00%, 08/15/26	USD	68	$72,420
Boyne USA, Inc., 7.25%, 05/01/25(a)		109	118,265
Cedar Fair LP, 5.25%, 07/15/29(a)		281	299,967
Churchill Downs, Inc.(a):
5.50%, 04/01/27		535	569,775
4.75%, 01/15/28		252	260,820
CPUK Finance Ltd., 4.25%, 02/28/47	GBP	100	131,268
Eldorado Resorts, Inc., 6.00%, 09/15/26	USD	70	77,056
Golden Nugget, Inc., 6.75%, 10/15/24(a)		896	925,120
Hilton Domestic Operating Co., Inc.:
4.25%, 09/01/24		56	56,980
5.13%, 05/01/26		207	217,868
4.88%, 01/15/30		787	836,187
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27		124	131,440
IRB Holding Corp., 6.75%, 02/15/26(a)		76	79,325
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (a):
5.25%, 06/01/26		75	79,508
4.75%, 06/01/27		158	164,320
Lions Gate Capital Holdings LLC(a):
6.38%, 02/01/24		16	15,560
5.88%, 11/01/24		109	104,936
MGM Resorts International:
6.63%, 12/15/21		727	791,339
7.75%, 03/15/22		305	341,981
6.00%, 03/15/23		253	278,300
5.75%, 06/15/25		26	29,023
4.63%, 09/01/26		12	12,627
Sabre GLBL, Inc.(a):
5.38%, 04/15/23		62	63,550
5.25%, 11/15/23		151	154,775
Scientific Games International, Inc.:
10.00%, 12/01/22		193	198,115
5.00%, 10/15/25(a)		599	625,673
3.38%, 02/15/26	EUR	100	113,206
8.25%, 03/15/26(a)	USD	479	518,565
7.00%, 05/15/28(a)		177	184,523
7.25%, 11/15/29(a)		206	215,270
Six Flags Entertainment Corp.(a):
4.88%, 07/31/24		524	542,340
5.50%, 04/15/27		171	178,695
Station Casinos LLC, 5.00%, 10/01/25(a)		243	246,645
Unique Pub Finance Co. PLC:
Series A4, 5.66%, 06/30/27	GBP	841	1,251,731
Series M, 7.40%, 03/28/24		3,000	4,433,842
Series N, 6.46%, 03/30/32		100	164,298
Wyndham Destinations, Inc.:
5.40%, 04/01/24	USD	6	6,345
5.75%, 04/01/27		44	47,630

9

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(a)	USD	130	$137,150
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)		110	114,675
Wynn Macau Ltd., 5.50%, 10/01/27(a)		400	410,625
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(a)		320	338,800
Yum! Brands, Inc.:
3.88%, 11/01/23		27	27,878
4.75%, 01/15/30(a)		244	252,540
5.35%, 11/01/43		44	43,230

			17,403,217

Household Durables — 0.3%
Algeco Global Finance PLC, 8.00%, 02/15/23(a)		400	391,000
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.25%, 09/15/27(a)		148	154,660
Controladora Mabe SA de CV, 5.60%, 10/23/28(a)		215	234,350
Lennar Corp.:
6.25%, 12/15/21		196	206,535
4.88%, 12/15/23		85	90,844
4.75%, 05/30/25		90	96,664
5.25%, 06/01/26		38	41,515
4.75%, 11/29/27		239	257,522
Mattamy Group Corp., 6.88%, 12/15/23(a)		76	78,751
MDC Holdings, Inc., 6.00%, 01/15/43		72	73,224
Meritage Homes Corp., 5.13%, 06/06/27		35	37,188
PulteGroup, Inc., 6.38%, 05/15/33		216	250,560
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(a)		161	174,282
Tempur Sealy International, Inc., 5.50%, 06/15/26		67	70,350
TRI Pointe Group, Inc.:
4.88%, 07/01/21		73	74,643
5.25%, 06/01/27		28	29,050

			2,261,138

Household Products — 0.1%
ACCO Brands Corp., 5.25%, 12/15/24(a)		59	61,212
Energizer Holdings, Inc.(a):
6.38%, 07/15/26		29	30,958
7.75%, 01/15/27		256	286,080

Security	Par (000)		Value

Household Products (continued)
Spectrum Brands, Inc., 5.00%, 10/01/29(a)	USD	68	$69,360

			447,610

Independent Power and Renewable Electricity Producers — 0.5%
Calpine Corp.:
5.38%, 01/15/23		674	683,268
5.88%, 01/15/24(a)		184	187,680
5.50%, 02/01/24		39	39,684
5.75%, 01/15/25		293	297,395
5.25%, 06/01/26(a)		424	443,135
Clearway Energy Operating LLC:
5.38%, 08/15/24		215	220,375
5.75%, 10/15/25		112	117,600
Colbun SA, 3.95%, 10/11/27(a)		200	206,188
Genneia SA, 8.75%, 01/20/22(a)		370	245,125
NRG Energy, Inc.:
6.63%, 01/15/27		795	860,588
5.75%, 01/15/28		18	19,440
5.25%, 06/15/29(a)		474	508,033
TerraForm Power Operating LLC(a):
4.25%, 01/31/23		63	64,076
5.00%, 01/31/28		128	133,041
4.75%, 01/15/30		212	213,049
Vistra Energy Corp., 5.88%, 06/01/23		7	7,141

			4,245,818

Industrial Conglomerates — 0.1%
BWX Technologies, Inc., 5.38%, 07/15/26(a)		248	261,640
General Electric Co., 6.88%, 01/10/39		135	181,616
Smiths Group PLC, 3.63%, 10/12/22(a)		360	366,392
Vertiv Group Corp., 9.25%, 10/15/24(a)		267	262,328

			1,071,976

Insurance — 2.0%
Acrisure LLC/Acrisure Finance, Inc., 8.13%, 02/15/24(a)		106	112,625
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(a)		602	636,615
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25		1,495	1,564,335
AmWINS Group, Inc., 7.75%, 07/01/26(a)		143	154,619
Aon PLC:
3.88%, 12/15/25		1,445	1,547,679
4.60%, 06/14/44		500	577,729
Assicurazioni Generali SpA(3 mo. Euribor + 5.35%), 5.50%, 10/27/47(f)	EUR	100	132,602
AXA SA(3 mo. Euribor + 3.05%), 5.25%, 04/16/40(f)		500	561,103
Five Corners Funding Trust, 4.42%, 11/15/23(a)	USD	2,050	2,217,549

10

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Insurance (continued)
GTCR AP Finance, Inc., 8.00%, 05/15/27(a)	USD	171	$173,565
HUB International Ltd., 7.00%, 05/01/26(a)		829	849,725
Liberty Mutual Group, Inc., 6.50%, 05/01/42(a)		2,000	2,749,489
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (3 mo. Euribor + 3.50%), 6.00%, 05/26/41(f)	EUR	400	478,920
Nationstar Mortgage Holdings, Inc.(a):
8.13%, 07/15/23	USD	357	381,990
9.13%, 07/15/26		170	187,850
Nationwide Building Society (5 year USD ICE Swap + 1.85%), 4.13%, 10/18/32(a)(f)		720	740,560
Prudential Financial, Inc.:
5.90%, 03/17/36		500	644,129
5.70%, 12/14/36		1,625	2,188,396
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47(a)		700	812,701

			16,712,181

Interactive Media & Services — 0.3%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27(a)		184	193,200
Match Group, Inc., 5.63%, 02/15/29(a)		107	112,992
Netflix, Inc.:
4.88%, 04/15/28		31	31,753
5.88%, 11/15/28		455	497,087
3.88%, 11/15/29	EUR	100	115,138
5.38%, 11/15/29(a)	USD	574	604,192
3.63%, 06/15/30	EUR	100	111,554
4.88%, 06/15/30(a)	USD	315	317,363
Rackspace Hosting, Inc., 8.63%, 11/15/24(a)(i)		99	95,783
Uber Technologies, Inc.(a):
7.50%, 11/01/23(i)		154	158,620
7.50%, 09/15/27		213	211,136

			2,448,818

IT Services — 0.4%
Banff Merger Sub, Inc., 9.75%, 09/01/26(a)		1,007	943,811
Camelot Finance SA, 4.50%, 11/01/26(a)		416	423,884
Fidelity National Information Services, Inc., 4.50%, 08/15/46		1,000	1,156,110
Gartner, Inc., 5.13%, 04/01/25(a)		209	219,126
InterXion Holding NV, 4.75%, 06/15/25	EUR	100	119,407
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27(a)	USD	324	338,175

Security	Par (000)		Value

IT Services (continued)
WEX, Inc., 4.75%, 02/01/23(a)	USD	105	$106,050
Xerox Corp., 4.80%, 03/01/35		122	109,800

			3,416,363

Leisure Products — 0.1%
Mattel, Inc.(a):
6.75%, 12/31/25		591	619,072
5.88%, 12/15/27		138	139,739

			758,811

Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc., 5.30%, 02/01/44		1,000	1,293,061

Machinery — 0.3%
Colfax Corp.(a):
6.00%, 02/15/24		283	299,980
6.38%, 02/15/26		201	217,080
Manitowoc Co., Inc., 9.00%, 04/01/26(a)		120	121,800
Mueller Water Products, Inc., 5.50%, 06/15/26(a)		192	201,600
Platin 1426 GmbH, 5.38%, 06/15/23	EUR	100	106,610
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25(a)	USD	409	420,247
SPX FLOW, Inc.(a):
5.63%, 08/15/24		149	155,333
5.88%, 08/15/26		35	36,794
Terex Corp., 5.63%, 02/01/25(a)		301	305,277
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26(a)		484	457,380
Wabash National Corp., 5.50%, 10/01/25(a)		176	174,240

			2,496,341

Media — 5.2%
Altice Financing SA(a):
6.63%, 02/15/23		203	207,567
7.50%, 05/15/26		792	842,450
Altice France SA(a):
7.38%, 05/01/26		1,106	1,180,655
8.13%, 02/01/27		678	750,885
5.50%, 01/15/28		613	619,130
Altice Luxembourg SA:
7.63%, 02/15/25(a)		248	258,230
8.00%, 05/15/27	EUR	100	122,096
10.50%, 05/15/27(a)	USD	888	1,006,992
AMC Networks, Inc.:
5.00%, 04/01/24		2	2,008
4.75%, 08/01/25		252	250,110
CCO Holdings LLC/CCO Holdings Capital Corp.(a):
5.13%, 05/01/27		768	814,080

11

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Media (continued)
5.88%, 05/01/27	USD	18	$19,170
5.00%, 02/01/28		339	356,797
5.38%, 06/01/29		868	929,845
4.75%, 03/01/30		168	172,620
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25		4,700	5,154,679
Clear Channel Worldwide Holdings, Inc.(a):
9.25%, 02/15/24		878	967,161
5.13%, 08/15/27		1,139	1,184,560
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		2,600	3,151,037
Comcast Corp.:
6.45%, 03/15/37		790	1,122,009
4.60%, 08/15/45		2,000	2,424,085
4.70%, 10/15/48		3,000	3,725,024
Connect Finco Sarl/Connect US Finco LLC, 6.75%, 10/01/26(a)		893	916,441
CSC Holdings LLC:
6.75%, 11/15/21		137	147,446
5.38%, 07/15/23(a)		340	348,925
5.25%, 06/01/24		240	258,000
6.63%, 10/15/25(a)		200	212,780
10.88%, 10/15/25(a)		654	735,750
5.50%, 05/15/26(a)		200	211,282
5.38%, 02/01/28(a)		200	211,500
5.75%, 01/15/30(a)		443	466,811
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26(a)		406	412,090
Discovery Communications LLC:
3.25%, 04/01/23		1,850	1,897,120
3.45%, 03/15/25		210	218,050
DISH DBS Corp.:
6.75%, 06/01/21		443	466,763
5.88%, 07/15/22		718	750,310
5.00%, 03/15/23		284	286,130
5.88%, 11/15/24		44	43,945
eircom Finance DAC, 3.50%, 05/15/26	EUR	100	115,030
Entercom Media Corp., 6.50%, 05/01/27(a)	USD	173	182,515
Entertainment One Ltd., 4.63%, 07/15/26	GBP	100	140,063
Gray Television, Inc.(a):
5.13%, 10/15/24	USD	3	3,113
7.00%, 05/15/27		137	151,728
Hughes Satellite Systems Corp., 5.25%, 08/01/26		110	119,350
iHeartCommunications, Inc.:
6.38%, 05/01/26		104	112,492

Security	Par (000)		Value

Media (continued)
5.25%, 08/15/27(a)	USD	127	$130,486
4.75%, 01/15/28(a)		106	106,668
Intelsat Jackson Holdings SA:
5.50%, 08/01/23		314	249,536
9.75%, 07/15/25(a)		554	465,360
Interpublic Group of Cos., Inc., 3.75%, 02/15/23		2,000	2,088,925
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(a)		200	206,250
Live Nation Entertainment, Inc., 4.75%, 10/15/27(a)		121	124,630
Meredith Corp., 6.88%, 02/01/26		40	41,100
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27(a)		108	113,325
Qualitytech LP/QTS Finance Corp., 4.75%, 11/15/25(a)		104	107,900
Radiate Holdco LLC/Radiate Finance, Inc., 6.88%, 02/15/23(a)		43	43,860
Sable International Finance Ltd., 5.75%, 09/07/27(a)		200	209,750
Sirius XM Radio, Inc.(a):
4.63%, 07/15/24		92	96,370
5.38%, 04/15/25		3	3,105
5.38%, 07/15/26		2	2,113
5.00%, 08/01/27		497	523,092
5.50%, 07/01/29		308	330,715
TCI Communications, Inc., 7.88%, 02/15/26		610	798,464
TEGNA, Inc., 5.50%, 09/15/24(a)		45	46,350
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(a)		200	212,000
Telesat Canada/Telesat LLC, 4.88%, 06/01/27(a)(h)		209	212,396
Univision Communications, Inc.(a):
5.13%, 05/15/23		202	199,223
5.13%, 02/15/25		52	50,115
Viacom, Inc., 5.85%, 09/01/43		645	795,350
Videotron Ltd., 5.13%, 04/15/27(a)		227	241,041
Virgin Media Finance PLC, 5.75%, 01/15/25(a)		515	530,450
Virgin Media Secured Finance PLC:
4.88%, 01/15/27	GBP	100	131,917
5.50%, 05/15/29(a)	USD	200	210,000
Walt Disney Co., 7.63%, 11/30/28		385	531,843
Ziggo Bond Co. BV(a):
5.88%, 01/15/25		260	267,800
6.00%, 01/15/27		150	157,351
Ziggo BV(a):
5.50%, 01/15/27		314	332,463

12

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Media (continued)
4.88%, 01/15/30	USD	200	$205,000

			43,433,772

Metals & Mining — 0.9%
Allegheny Technologies, Inc., 5.88%, 12/01/27		177	181,868
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25(a)		197	203,186
Constellium SE(a):
5.75%, 05/15/24		832	856,003
6.63%, 03/01/25		264	274,565
5.88%, 02/15/26		519	540,733
Freeport-McMoRan, Inc.:
3.55%, 03/01/22		416	418,080
3.88%, 03/15/23		924	942,850
5.00%, 09/01/27		140	143,675
5.25%, 09/01/29		151	155,341
5.40%, 11/14/34		245	243,163
5.45%, 03/15/43		752	721,920
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24(a)		200	212,500
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(a)		164	163,683
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(a)		84	88,788
Kaiser Aluminum Corp., 4.63%, 03/01/28(a)		90	92,376
Nexa Resources SA, 5.38%, 05/04/27(a)		299	314,698
Novelis Corp.(a):
6.25%, 08/15/24		881	926,407
5.88%, 09/30/26		551	577,172
Rio Tinto Finance USA PLC, 4.75%, 03/22/42		400	494,890
thyssenkrupp AG, 2.88%, 02/22/24	EUR	51	57,275
Vale Overseas Ltd., 6.25%, 08/10/26	USD	237	273,735

			7,882,908

Multi-Utilities — 0.0%
Superior Plus LP/Superior General Partner, Inc., 7.00%, 07/15/26(a)		187	201,053

Multiline Retail — 0.0%
Dufry One BV, 2.00%, 02/15/27	EUR	100	110,284

Offshore Drilling & Other Services — 0.0%
Entegris, Inc., 4.63%, 02/10/26(a)	USD	135	139,518

Oil, Gas & Consumable Fuels — 5.6%
Aker BP ASA, 4.75%, 06/15/24(a)		310	322,787
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 09/15/24		35	29,925

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Antero Resources Corp., 5.38%, 11/01/21	USD	100	$92,375
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22(a)		172	165,120
Berkshire Hathaway Energy Co., 5.95%, 05/15/37		750	1,034,690
Berry Petroleum Co. LLC, 7.00%, 02/15/26(a)		106	91,616
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp., 6.88%, 02/01/25		120	93,600
Callon Petroleum Co.:
6.13%, 10/01/24		129	122,550
Series WI, 6.38%, 07/01/26		186	173,445
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23		205	197,312
8.25%, 07/15/25		128	125,440
Cenovus Energy, Inc., 4.25%, 04/15/27		400	420,012
Centennial Resource Production LLC, 6.88%, 04/01/27(a)		156	152,117
Cheniere Energy Partners LP:
5.63%, 10/01/26		141	148,400
4.50%, 10/01/29(a)		395	397,093
Series WI, 5.25%, 10/01/25		33	33,990
Chesapeake Energy Corp.:
6.63%, 08/15/20		179	161,100
4.88%, 04/15/22		388	271,600
5.75%, 03/15/23		134	81,405
7.00%, 10/01/24		90	45,900
8.00%, 03/15/26(a)		86	39,560
CNX Resources Corp., 5.88%, 04/15/22		557	540,290
Comstock Resources, Inc., 9.75%, 08/15/26		136	112,200
ConocoPhillips, 6.50%, 02/01/39		600	872,610
ConocoPhillips Canada Funding Co., 5.95%, 10/15/36		685	922,934
CONSOL Energy, Inc., 11.00%, 11/15/25(a)		284	241,400
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 05/15/25(a)		175	135,625
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.25%, 04/01/23		11	11,028
5.63%, 05/01/27(a)		238	229,664
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(a)		697	688,723
DCP Midstream Operating LP:
5.38%, 07/15/25		118	125,668
5.13%, 05/15/29		65	65,975
6.45%, 11/03/36(a)		148	153,920
6.75%, 09/15/37(a)		222	228,660

13

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Denbury Resources, Inc.(a):
9.00%, 05/15/21	USD	170	$149,175
9.25%, 03/31/22		125	103,437
Devon Energy Corp., 5.85%, 12/15/25		1,000	1,184,869
eG Global Finance PLC:
6.75%, 02/07/25(a)		241	237,987
6.25%, 10/30/25	EUR	142	164,028
8.50%, 10/30/25(a)	USD	200	209,500
Enbridge, Inc.(3 mo. LIBOR US + 3.64%), 6.25%, 03/01/78(f)		1,935	2,075,287
Endeavor Energy Resources LP/EER Finance, Inc.(a):
5.50%, 01/30/26		352	359,920
5.75%, 01/30/28		314	328,651
Energy Transfer Operating LP:
4.05%, 03/15/25		500	517,692
4.75%, 01/15/26		1,250	1,336,434
5.30%, 04/15/47		540	560,942
EnLink Midstream LLC, 5.38%, 06/01/29		50	42,360
EnLink Midstream Partners LP:
4.40%, 04/01/24		144	132,480
4.15%, 06/01/25		14	12,355
4.85%, 07/15/26		22	19,449
5.60%, 04/01/44		122	85,400
5.05%, 04/01/45		147	99,960
5.45%, 06/01/47		16	11,200
EOG Resources, Inc., 5.10%, 01/15/36		200	245,419
Extraction Oil & Gas, Inc.(a):
7.38%, 05/15/24		218	98,645
5.63%, 02/01/26		306	140,760
Genesis Energy LP/Genesis Energy Finance Corp.:
6.00%, 05/15/23		48	44,855
5.63%, 06/15/24		23	20,758
6.50%, 10/01/25		59	53,394
6.25%, 05/15/26		74	64,514
GNL Quintero SA, 4.63%, 07/31/29(a)		200	207,791
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 09/30/21(a)		390	315,900
Hess Corp., 4.30%, 04/01/27		1,100	1,156,408
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.63%, 02/15/26(a)		128	133,120
Impulsora Pipeline LLC, 6.05%, 01/01/43(d)		1,762	1,910,245
Indigo Natural Resources LLC, 6.88%, 02/15/26(a)		180	163,350
KeySpan Gas East Corp., 5.82%, 04/01/41(a)		1,010	1,327,895
Kinder Morgan, Inc.:
4.30%, 06/01/25		1,750	1,886,566
5.05%, 02/15/46		1,750	1,939,274

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp., 6.50%, 03/01/41	USD	2,049	$2,598,992
Matador Resources Co., 5.88%, 09/15/26		243	239,967
MEG Energy Corp.(a):
6.38%, 01/30/23		156	152,880
7.00%, 03/31/24		48	47,070
6.50%, 01/15/25		465	483,340
MPLX LP, 4.25%, 12/01/27(a)		250	262,135
Murphy Oil Corp.:
5.75%, 08/15/25		65	66,542
5.88%, 12/01/27		90	90,469
5.88%, 12/01/42		63	56,015
Nabors Industries, Inc., 4.63%, 09/15/21		116	110,200
New Enterprise Stone & Lime Co., Inc.(a):
10.13%, 04/01/22		94	98,817
6.25%, 03/15/26		53	55,518
NGPL PipeCo LLC, 7.77%, 12/15/37(a)		138	176,317
Noble Holding International Ltd.:
7.75%, 01/15/24(i)		14	7,140
7.88%, 02/01/26(a)		108	67,770
NuStar Logistics LP, 6.00%, 06/01/26		99	105,930
Occidental Petroleum Corp., 5.55%, 03/15/26		1,500	1,700,214
Pacific Drilling SA, 8.38%, 10/01/23(a)		380	305,900
Parsley Energy LLC/Parsley Finance Corp.(a):
6.25%, 06/01/24		94	97,525
5.38%, 01/15/25		107	109,405
5.25%, 08/15/25		40	40,613
5.63%, 10/15/27		195	201,581
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/25		79	83,543
PDC Energy, Inc.:
6.13%, 09/15/24		69	68,655
5.75%, 05/15/26		79	74,578
Petrobras Global Finance BV:
5.30%, 01/27/25		178	192,596
8.75%, 05/23/26		222	282,495
6.00%, 01/27/28		239	266,846
7.25%, 03/17/44		220	263,244
Petroleos Mexicanos, 6.50%, 03/13/27		148	154,880
QEP Resources, Inc.:
6.88%, 03/01/21		113	114,605
5.38%, 10/01/22		198	193,545
5.25%, 05/01/23		93	88,350
5.63%, 03/01/26		146	132,488
Range Resources Corp.:
5.75%, 06/01/21		76	75,810
5.88%, 07/01/22		79	76,038
5.00%, 08/15/22		100	94,750
Rowan Cos., Inc., 4.88%, 06/01/22		318	195,570

14

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26	USD	1,750	$2,001,769
Saudi Arabian Oil Co., 3.50%, 04/16/29		200	208,875
SM Energy Co.:
6.13%, 11/15/22		84	81,900
5.00%, 01/15/24		170	156,400
5.63%, 06/01/25		35	31,850
6.75%, 09/15/26		54	49,140
6.63%, 01/15/27		31	28,210
Southwestern Energy Co.:
6.20%, 01/23/25		99	86,132
7.75%, 10/01/27		52	45,175
SRC Energy, Inc., 6.25%, 12/01/25		34	33,235
Suncor Energy, Inc., 6.50%, 06/15/38		1,000	1,360,730
Sunoco Logistics Partners Operations LP, 3.90%, 07/15/26		310	318,200
Sunoco LP/Sunoco Finance Corp.:
6.00%, 04/15/27		85	90,068
Series WI, 4.88%, 01/15/23		127	129,857
Series WI, 5.50%, 02/15/26		21	21,709
Series WI, 5.88%, 03/15/28		4	4,200
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a):
4.75%, 10/01/23		15	14,475
5.50%, 09/15/24		238	231,752
5.50%, 01/15/28		161	148,928
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.13%, 02/01/25		95	97,603
5.88%, 04/15/26		254	267,259
5.38%, 02/01/27		2	2,035
6.50%, 07/15/27(a)		195	207,980
5.00%, 01/15/28		98	97,269
6.88%, 01/15/29(a)		511	551,880
5.50%, 03/01/30(a)		230	230,644
TransCanada PipeLines Ltd., 4.63%, 03/01/34		500	565,103
Viper Energy Partners LP, 5.38%, 11/01/27(a)		75	77,997
Western Midstream Operating LP, 5.38%, 06/01/21		1,425	1,467,161
Williams Cos., Inc.:
3.90%, 01/15/25		1,150	1,198,658
4.00%, 09/15/25		750	790,398
WPX Energy, Inc.:
8.25%, 08/01/23		43	48,280
5.25%, 09/15/24		75	76,648
5.75%, 06/01/26		6	6,157

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
YPF SA, 8.50%, 07/28/25	USD	316	$261,292

			46,290,056

Paper & Forest Products — 0.1%
International Paper Co., 6.00%, 11/15/41		870	1,070,821
Norbord, Inc., 6.25%, 04/15/23(a)		111	118,354

			1,189,175

Pharmaceuticals — 2.3%
AbbVie, Inc.:
3.60%, 05/14/25		870	912,350
3.20%, 05/14/26		500	514,603
4.45%, 05/14/46		2,095	2,252,639
Allergan Funding SCS:
3.80%, 03/15/25		3,250	3,410,957
4.55%, 03/15/35		2,140	2,330,915
Allergan Sales LLC, 5.00%, 12/15/21(a)		758	793,396
Bausch Health Americas, Inc., 8.50%, 01/31/27(a)		745	843,712
Bausch Health Cos., Inc.:
5.50%, 03/01/23(a)		131	131,983
4.50%, 05/15/23	EUR	276	307,898
5.88%, 05/15/23(a)	USD	81	82,013
7.00%, 03/15/24(a)		475	496,969
6.13%, 04/15/25(a)		331	344,230
5.50%, 11/01/25(a)		661	690,745
9.00%, 12/15/25(a)		362	408,155
5.75%, 08/15/27(a)		248	268,770
7.00%, 01/15/28(a)		274	300,209
7.25%, 05/30/29(a)		341	382,041
Catalent Pharma Solutions, Inc.(a):
4.88%, 01/15/26		234	241,313
5.00%, 07/15/27		254	263,525
Charles River Laboratories International, Inc.(a):
5.50%, 04/01/26		234	249,210
4.25%, 05/01/28		94	94,705
CVS Health Corp.:
5.13%, 07/20/45		700	827,009
5.05%, 03/25/48		1,221	1,444,601
Elanco Animal Health, Inc., 4.90%, 08/28/28		173	187,068
Mylan NV, 3.95%, 06/15/26		750	780,033
Par Pharmaceutical, Inc., 7.50%, 04/01/27(a)		433	409,185
Rossini Sarl, 6.75%, 10/30/25	EUR	112	137,130

			19,105,364

Professional Services — 0.1%
ASGN, Inc., 4.63%, 05/15/28(a)	USD	181	181,905
Dun & Bradstreet Corp.(a):
6.88%, 08/15/26		603	657,270

15

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Professional Services (continued)
10.25%, 02/15/27	USD	314	$350,110

			1,189,285

Real Estate Management & Development — 0.1%
ADLER Real Estate AG, 3.00%, 04/27/26	EUR	100	113,679
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(a)	USD	126	130,935
Howard Hughes Corp., 5.38%, 03/15/25(a)		89	93,377
Newmark Group, Inc., 6.13%, 11/15/23		64	70,348
Residomo SRO, 3.38%, 10/15/24	EUR	100	114,174

			522,513

Road & Rail — 0.8%
Burlington Northern Santa Fe LLC, 5.75%, 05/01/40	USD	1,890	2,571,650
CSX Corp., 4.75%, 05/30/42		350	415,165
Flexi-Van Leasing, Inc., 10.00%, 02/15/23(a)		122	116,205
Herc Holdings, Inc., 5.50%, 07/15/27(a)		253	264,701
Hertz Corp.(a):
7.63%, 06/01/22		86	89,440
6.00%, 01/15/28		206	204,735
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(a)		2,751	3,134,048

			6,795,944

Semiconductors & Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc., 7.50%, 08/15/22		51	57,630
Analog Devices, Inc., 3.90%, 12/15/25		470	507,027
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27		2,850	2,909,291
Microchip Technology, Inc., 1.63%, 02/15/25(j)		53	102,683
ON Semiconductor Corp., 1.00%, 12/01/20(j)		168	210,292
Qorvo, Inc., 5.50%, 07/15/26		204	217,005
QUALCOMM, Inc., 4.65%, 05/20/35		250	297,298
Sensata Tech, Inc., 4.38%, 02/15/30(a)		128	127,674
Sensata Technologies BV, 5.00%, 10/01/25(a)		370	400,525

			4,829,425

Software — 2.0%
ACI Worldwide, Inc., 5.75%, 08/15/26(a)		433	461,686
CA, Inc., 3.60%, 08/15/22		705	721,467
CDK Global, Inc.:
4.88%, 06/01/27		440	460,948
5.25%, 05/15/29(a)		84	89,053

Security	Par (000)		Value

Software (continued)
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho, 10.00%, 11/30/24(a)	USD	691	$743,689
Infor US, Inc., 6.50%, 05/15/22		1,519	1,547,557
Informatica LLC, 7.13%, 07/15/23(a)		589	598,571
Microsoft Corp., 3.50%, 11/15/42		4,000	4,399,864
MSCI, Inc.(a):
5.25%, 11/15/24		28	28,770
4.00%, 11/15/29		51	51,255
Nuance Communications, Inc., 5.63%, 12/15/26		169	179,563
Oracle Corp., 5.38%, 07/15/40		3,025	3,946,219
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.63%, 03/15/30(a)		129	130,210
PTC, Inc., 6.00%, 05/15/24		125	130,469
RP Crown Parent LLC, 7.38%, 10/15/24(a)		461	477,135
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(a)		1,120	1,166,200
Sophia LP/Sophia Finance, Inc., 9.00%, 09/30/23(a)		177	181,867
SS&C Technologies, Inc., 5.50%, 09/30/27(a)		910	973,654
TIBCO Software, Inc., 11.38%, 12/01/21(a)		478	493,535

			16,781,712

Specialty Retail — 0.7%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		159	163,969
Group 1 Automotive, Inc.:
5.00%, 06/01/22		40	40,500
5.25%, 12/15/23(a)		13	13,314
Home Depot, Inc., 5.88%, 12/16/36		1,660	2,296,975
IAA, Inc., 5.50%, 06/15/27(a)		225	236,611
L Brands, Inc.:
6.88%, 11/01/35		215	188,662
6.75%, 07/01/36		49	42,263
Lowe’s Cos., Inc., 4.38%, 09/15/45		1,000	1,109,264
Penske Automotive Group, Inc., 5.50%, 05/15/26		22	23,100
PetSmart, Inc.(a):
7.13%, 03/15/23		86	77,400
5.88%, 06/01/25		487	477,260
Staples, Inc.(a):
7.50%, 04/15/26		816	853,740
10.75%, 04/15/27		155	159,666

			5,682,724

Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc., 4.65%, 02/23/46		2,400	3,022,146

16

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	USD	1,500	$1,663,265
NCR Corp.(a):
5.75%, 09/01/27		137	141,885
6.13%, 09/01/29		159	167,745
Western Digital Corp., 4.75%, 02/15/26		387	398,610

			5,393,651

Textiles, Apparel & Luxury Goods — 0.0%
William Carter Co., 5.63%, 03/15/27(a)		97	104,517

Thrifts & Mortgage Finance — 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a):
5.25%, 03/15/22		17	17,637
5.25%, 10/01/25		145	147,175

			164,812

Tobacco — 1.1%
Altria Group, Inc.:
9.95%, 11/10/38		516	831,943
10.20%, 02/06/39		894	1,444,334
5.38%, 01/31/44		2,000	2,269,247
3.88%, 09/16/46		1,250	1,186,946
Reynolds American, Inc.:
4.45%, 06/12/25		635	679,950
7.00%, 08/04/41		1,000	1,223,441
5.85%, 08/15/45		1,500	1,696,159

			9,332,020

Transportation Infrastructure — 0.2%
I 595 Express LLC, 3.31%, 12/31/31(d)		808	818,640
Transurban Finance Co. Property Ltd., 4.13%, 02/02/26(a)		580	614,313

			1,432,953

Utilities — 0.2%
AES Argentina Generacion SA, 7.75%, 02/02/24(a)		370	285,825
AES Panama SRL, 6.00%, 06/25/22(a)		228	234,626
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 07/27/23(a)		370	204,541
Stoneway Capital Corp., 10.00%, 03/01/27(a)		469	252,134
Vistra Operations Co. LLC(a):
5.50%, 09/01/26		56	58,940
5.63%, 02/15/27		196	205,839

Security	Par (000)		Value

Utilities (continued)
5.00%, 07/31/27	USD	107	$111,146

			1,353,051

Wireless Telecommunication Services — 1.1%
C&W Senior Financing DAC, 6.88%, 09/15/27(a)		423	446,529
Comunicaciones Celulares SA Via Comcel Trust, 6.88%, 02/06/24(a)		1,000	1,024,375
Equinix, Inc., 2.88%, 03/15/24	EUR	100	113,651
Level 3 Financing, Inc., 4.63%, 09/15/27(a)	USD	87	88,523
Matterhorn Telecom SA, 4.00%, 11/15/27	EUR	100	115,964
Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 02/15/25(a)	USD	74	74,740
Rogers Communications, Inc., 7.50%, 08/15/38		2,325	3,473,799
Sprint Capital Corp.:
6.88%, 11/15/28		426	454,231
8.75%, 03/15/32		126	150,255
Sprint Corp.:
7.88%, 09/15/23		252	277,043
7.13%, 06/15/24		307	330,793
7.63%, 02/15/25		197	215,774
7.63%, 03/01/26		380	414,656
T-Mobile USA, Inc.:
6.50%, 01/15/26		42	44,940
4.50%, 02/01/26		402	412,552
4.75%, 02/01/28		320	334,800
VICI Properties LP/VICI Note Co., Inc.(a):
4.25%, 12/01/26		861	878,220
4.63%, 12/01/29		614	633,126

			9,483,971

Total Corporate Bonds — 62.1% (Cost — $473,072,442)			518,378,611

17

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Floating Rate Loan Interests(b) — 2.4%

Aerospace & Defense — 0.0%
Atlantic Aviation FBO, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 5.46%, 12/06/25(b)(d)	USD	33	$32,998

Auto Components — 0.1%
Panther BF Aggregator 2 LP, USD Term Loan B, (1 mo. LIBOR + 3.50%), 5.20%, 04/30/26(b)		416	415,925

Banks — 0.0%
Capri Finance LLC, 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%), 4.93%, 11/01/24(b)		107	104,298

Building Products — 0.0%
CPG International, Inc., 2017 Term Loan, (3 mo. LIBOR + 3.75%, 1.00% Floor), 5.93%, 05/05/24(b)		73	72,056

Capital Markets — 0.0%
Jefferies Finance LLC, 2019 Term Loan, 06/03/26(b)(k)		248	245,687

Chemicals — 0.1%
Alpha 3 BV, 2017 Term Loan B1, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.10%, 01/31/24(b)		337	332,337
Charter NEX US, Inc., Incremental Term Loan, 05/16/24(b)(k)		134	133,844
Invictus US LLC, 2nd Lien Term Loan, (3 mo. LIBOR + 6.75%), 8.68%, 03/30/26(b)		37	34,055
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 4.96%, 05/15/24(b)		125	123,137

			623,373

Commercial Services & Supplies — 0.2%
Asurion LLC, 2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%), 8.20%, 08/04/25(b)		261	262,877
Diamond (BC) BV, Term Loan, (3 mo. LIBOR + 3.00%), 4.86%, 09/06/24		288	272,850
GFL Environmental, Inc., 2018 USD Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.70%, 05/30/25(b)		369	364,946
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 4.00%, 09/19/26(b)		35	34,717

Security	Par (000)		Value

Commercial Services & Supplies (continued)
Verscend Holding Corp., 2018 Term Loan B, (1 mo. LIBOR + 4.50%), 6.20%, 08/27/25(b)	USD	664	$664,482

			1,599,872

Construction & Engineering — 0.2%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 6.18%, 06/21/24(b)		1,317	1,287,840

Containers & Packaging — 0.0%
BWAY Holding Co., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 5.23%, 04/03/24(b)		231	226,803

Diversified Consumer Services — 0.0%
Ascend Learning LLC, 2017 Term Loan B, 07/12/24(b)(k)		144	144,000
BidFair MergerRight, Inc., Term Loan B, (1 mo. LIBOR + 5.50%, 1.00% Floor), 7.27%, 01/15/27		210	204,440

			348,440

Diversified Financial Services — 0.1%
Connect Finco Sarl, Term Loan B, 09/23/26(b)(k)		644	640,619

Diversified Telecommunication Services — 0.1%
CenturyLink, Inc., 2017 Term Loan B, 01/31/25(b)(k)		642	641,640
Iridium Satellite LLC, Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 5.45%, 10/17/26(b)		75	75,704

18

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Diversified Telecommunication Services (continued)
Telesat Canada, 2019 Term Loan, 11/22/26(b)(d)(k)	USD	44	$43,945

			761,289

Energy Equipment & Services — 0.1%
Pioneer Energy Services Corp., Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 9.45%, 11/08/22(b)(d)		516	495,360

Food & Staples Retailing — 0.0%
US Foods, Inc., 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 3.70%, 09/13/26(b)		61	61,091

Food Products — 0.0%
Chobani LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.20%, 10/10/23(b)		147	145,010

Gas Utilities — 0.0%
AL Midcoast Holdings LLC, 2018 Term Loan B, (3 mo. LIBOR + 5.50%), 7.60%, 07/31/25(b)		21	20,425

Health Care Equipment & Supplies — 0.1%
Immucor, Inc., Extended Term Loan B, 06/15/21(b)(k)		764	758,898

Health Care Providers & Services — 0.2%
AHP Health Partners, Inc., 2018 Term Loan, 06/30/25(b)(k)		205	205,086
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 5.42%, 10/10/25(b)		597	467,898
Gentiva Health Services, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 5.50%, 07/02/25(b)		307	308,424
Sotera Health Holdings LLC(b):
2017 Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.93%, 05/15/22		423	420,245

Security	Par (000)		Value

Health Care Providers & Services (continued)
2019 Term Loan, 11/20/26(d)(k)	USD	460	$458,848

			1,860,501

Health Care Services — 0.1%
Emerald TopCo., Inc., Term Loan, 07/24/26(b)(k)		396	393,949

Health Care Technology — 0.1%
Athenahealth, Inc., 2019 Term Loan B, (3 mo. LIBOR + 4.50%), 6.40%, 02/11/26(b)		743	741,582

Hotels, Restaurants & Leisure — 0.0%
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 3.50%), 5.60%, 07/10/25(b)		288	288,951

Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., 2019 Term Loan B10, (1 mo. LIBOR + 2.50%), 4.20%, 08/12/26(b)		131	131,432

Industrial Conglomerates — 0.1%
Cortes NP Acquisition Corp., 2017 Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.93%, 11/30/23(b)(d)		536	523,582
PSAV Holdings LLC, 2018 2nd Lien Term Loan, 09/01/25(b)(k)		219	205,585
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (2 mo. LIBOR + 5.00%, 1.00% Floor), 6.82%, 11/28/21(b)		112	112,131

			841,298

Insurance — 0.1%
Alliant Holdings I, Inc., 2018 Term Loan B, 05/09/25(b)(k)		126	124,582
Hub International Ltd., 2019 Incremental Term Loan B, 04/25/25(b)(k)		287	287,585
Sedgwick Claims Management Services, Inc.(b):
2019 Term Loan B, (1 mo. LIBOR + 4.00%), 5.70%, 09/03/26		144	143,281

19

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Insurance (continued)
Term Loan B, (1 mo. LIBOR + 3.25%), 4.95%, 12/31/25	USD	550	$540,268

			1,095,716

IT Services — 0.0%
Camelot U.S. Acquisition 1 Co., Term Loan B, (1 mo. LIBOR + 3.25%), 4.95%, 10/31/26(b)		106	106,318

Machinery — 0.1%
MHI Holdings LLC, Term Loan B, (1 mo. LIBOR + 5.00%), 6.70%, 09/21/26(b)		132	131,670
Titan Acquisition Ltd., 2018 Term Loan B, 03/28/25(b)(k)		736	703,318

			834,988

Media — 0.3%
Altice France SA, 2018 Term Loan B13, (1 mo. LIBOR + 4.00%), 5.77%, 08/14/26(b)		270	268,038
Clear Channel Outdoor Holdings, Inc., Term Loan B, (1 mo. LIBOR + 3.50%), 5.20%, 08/21/26(b)		507	508,359
Intelsat Jackson Holdings SA(b):
2017 Term Loan B3, (6 mo. LIBOR + 3.75%, 1.00% Floor), 5.68%, 11/27/23		64	63,354
2017 Term Loan B4, (6 mo. LIBOR + 4.50%, 1.00% Floor), 6.43%, 01/02/24		198	196,442
2017 Term Loan B5, (Fixed + 6.62%), 6.63%, 01/02/24		1,070	1,067,648

			2,103,841

Oil & Gas Equipment & Services — 0.0%
McDermott Technology Americas, Inc., 2018 1st Lien Term Loan, 10/21/21(b)(k)		245	246,878

Oil, Gas & Consumable Fuels — 0.1%
California Resources Corp., Second Out Term Loan, (1 mo. LIBOR + 10.37%, 1.00% Floor), 12.08%, 12/31/21(b)		312	180,065
CITGO Holding Inc., 2019 Term Loan B, (1 mo. LIBOR + 7.00%, 1.00% Floor), 8.70%, 08/01/23(b)		159	160,590

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
CONSOL Energy, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.20%, 09/27/24(b)	USD	126	$115,413

			456,068

Pharmaceuticals — 0.1%
Endo Luxembourg Finance Co. I Sarl, 2017 Term Loan B, (1 mo. LIBOR + 4.25%), 6.00%, 04/29/24(b)		290	266,827
Jaguar Holding Co. II, 2018 Term Loan, 08/18/22(b)(k)		126	125,986

			392,813

Professional Services — 0.0%
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 5.00%), 6.70%, 02/06/26(b)		184	184,920

Road & Rail — 0.0%
Genesee & Wyoming Inc. (New), Term Loan, 11/06/26(b)(k)		96	96,635

Semiconductors & Semiconductor Equipment — 0.0%
ON Semiconductor Corp., 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 3.70%, 09/19/26(b)		70	70,121

Software — 0.2%
Financial & Risk US Holdings, Inc., 2018 USD Term Loan, (1 mo. LIBOR + 3.75%), 5.45%, 10/01/25(b)		828	832,889
Infor (US), Inc., Term Loan B6, (3 mo. LIBOR + 2.75%, 1.00% Floor), 4.85%, 02/01/22(b)		83	82,634
Kronos, Inc., 2nd Lien Term Loan, (3 mo. LIBOR + 8.25%, 1.00% Floor), 10.16%, 11/01/24(b)		353	355,694
Mitchell International, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 4.95%, 11/29/24(b)		284	271,282
Renaissance Holding Corp., 2018 Add On Term Loan, 05/30/25(b)(k)		106	103,747
Tibco Software, Inc., 2019 Term Loan B, (1 mo. LIBOR + 4.00%), 5.78%, 06/30/26(b)(d)		266	266,998

20

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Software (continued)
Ultimate Software Group, Inc., Term Loan B, 05/04/26(b)(k)	USD	143	$143,511

			2,056,755

Specialty Retail — 0.0%
PetSmart, Inc., Term Loan B2, 03/11/22(b)(k)		235	228,888

Textiles, Apparel & Luxury Goods — 0.0%
Ascend Performance Materials Operations LLC, 2019 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 7.35%, 08/27/26		257	257,000

Wireless Telecommunication Services — 0.0%
Xplornet Communications, Inc., Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 6.10%, 09/09/21(b)(d)		93	92,828

Total Floating Rate Loan Interests — 2.4% (Cost — $20,550,572)			20,321,466

Foreign Agency Obligations — 2.5%

Argentina — 0.0%
Argentine Republic Government International Bond:
6.88%, 04/22/21		150	67,313
4.63%, 01/11/23		67	27,001

			94,314

Bahrain — 0.0%
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25		200	230,250

Colombia — 0.1%
Colombia Government International Bond:
8.13%, 05/21/24		290	355,069
4.50%, 01/28/26		200	216,937
3.88%, 04/25/27		268	281,986

			853,992

Cyprus — 0.2%
Cyprus Government International Bond, 4.63%, 02/03/20(a)	EUR	1,210	1,343,123

Dominican Republic — 0.0%
Dominican Republic International Bond, 5.50%, 01/27/25	USD	179	190,243

Egypt — 0.1%
Egypt Government Bond:
16.00%, 06/11/22	EGP	2,967	190,044
14.30%, 09/03/22		6,430	397,715

Security	Par (000)		Value

Egypt (continued)
Egypt Government International Bond, 5.75%, 04/29/20	USD	626	$633,825

			1,221,584

Iceland — 0.5%
Iceland Government International Bond, 5.88%, 05/11/22		3,555	3,869,041

Indonesia — 0.1%
Indonesia Government International Bond, 4.75%, 01/08/26		380	421,681
Indonesia Treasury Bond, 6.13%, 05/15/28	IDR	6,679,000	442,505

			864,186

Italy — 0.4%
Italian Government International Bond, 5.38%, 06/15/33	USD	2,925	3,442,614

Mexico — 0.1%
Mexico Government International Bond:
4.15%, 03/28/27		260	277,712
3.75%, 01/11/28		200	207,813

			485,525

Nigeria — 0.1%
Nigeria Government International Bond, 7.63%, 11/21/25		400	434,875

Portugal — 0.5%
Portugal Government International Bond, 5.13%, 10/15/24(a)		3,970	4,478,382

Qatar — 0.2%
Qatar Government International Bond:
4.50%, 04/23/28		660	756,525
4.00%, 03/14/29(a)		440	490,187

			1,246,712

Russia — 0.1%
Russian Foreign Bond — Eurobond:
4.75%, 05/27/26		400	444,375

21

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Russia (continued)
4.25%, 06/23/27	USD	400	$434,400

			878,775

Saudi Arabia — 0.0%
Saudi Government International Bond, 4.50%, 04/17/30		278	315,183

South Africa — 0.0%
Republic of South Africa Government International Bond, 5.88%, 05/30/22		220	235,400

Turkey — 0.0%
Turkey Government International Bond, 6.25%, 09/26/22		200	207,750

Ukraine — 0.1%
Ukraine Government International Bond:
7.75%, 09/01/23		100	106,100
7.75%, 09/01/25		185	195,268
9.75%, 11/01/28		200	233,000

			534,368

Total Foreign Agency Obligations — 2.5% (Cost — $20,277,968)			20,926,317

Municipal Bonds — 3.2%

California — 0.9%
East Bay Municipal Utility District Water System Revenue, RB, Build America Bonds, 5.87%, 06/01/40		1,900	2,653,635
State of California, GO, Build America Bonds, Various Purpose, 7.55%, 04/01/39		280	454,000
7.63%, 03/01/40		1,720	2,769,355
University of California, RB, Build America Bonds, 5.95%, 05/15/45		885	1,221,026

			7,098,016

Georgia — 0.3%
Municipal Electric Authority of Georgia, Refunding RB, Build America Bonds, Series A, 7.06%, 04/01/57		1,989	2,753,532

Illinois — 0.3%
State of Illinois, GO, Pension, 5.10%, 06/01/33(i)		2,000	2,144,160

Security	Par (000)		Value

Indiana — 0.4%
Indianapolis Local Public Improvement Bond Bank, RB, Build America Bonds, 6.12%, 01/15/40	USD	2,535	$3,495,815

New York — 1.3%
Metropolitan Transportation Authority, RB, Build America Bonds, 7.34%, 11/15/39		1,295	2,042,824
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Series GG, Build America Bonds, 5.72%, 06/15/42		1,390	1,999,432
City of New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution, Series EE, 5.50%, 12/15/20(l)		930	972,715
New York State Dormitory Authority, RB, Build America Bonds, 5.60%, 03/15/40		1,900	2,491,337
New York State Dormitory Authority, RB, Build America Bonds, 5.63%, 03/15/39		1,100	1,389,113
Port Authority of New York & New Jersey, RB, 159th Series, 6.04%, 12/01/29		780	1,013,399
New York City Water & Sewer System, RB, 2nd General Resolution:
5.38%, 12/15/20(l)		510	532,771
5.38%, 06/15/43		260	270,135

			10,711,726

Total Municipal Bonds — 3.2% (Cost — $20,417,616)			26,203,249

Non-Agency Mortgage-Backed Securities — 4.4%

Collateralized Mortgage Obligations — 0.3%
Banc of America Funding Corp., Series 2007-2, Class 1A2, 6.00%, 03/25/37		426	380,834
Countrywide Alternative Loan Trust:
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35		825	816,854
Series 2006-OA21, Class A1, (1 mo. LIBOR US + 0.19%), 1.91%, 03/20/47(b)		669	576,416
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 5A1, 4.30%, 06/19/35(c)		237	243,327
GSR Mortgage Loan Trust:
Series 2006-4F, Class 1A1, 5.00%, 05/25/36		28	65,169
Series 2007-4F, Class 3A1, 6.00%, 07/25/37		139	121,779

22

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust, Series 2006-S3, Class 1A12, 6.50%, 08/25/36	USD	57	$39,904
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class 3A1, 4.46%, 05/25/36(c)		360	326,912
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, (12 mo. MTA + 0.77%), 3.10%, 05/25/47(b)		153	145,983

			2,717,178

Commercial Mortgage-Backed Securities — 4.1%
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class C, 3.72%, 04/14/33(a)(c)		4,170	4,355,384
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class B, 5.39%, 09/10/46(c)		7,183	7,792,125
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		1,010	1,037,210
Commercial Mortgage Trust(c):
Series 2013-CR11, Class B, 5.28%, 08/10/50		7,000	7,506,977
Series 2015-CR22, Class C, 4.26%, 03/10/48		5,000	5,250,905
Series 2015-LC19, Class C, 4.39%, 02/10/48		3,500	3,641,259
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class C, 4.42%, 04/15/50(c)		1,000	1,049,240
Morgan Stanley Capital I Trust, Series 2014-CPT, Class G, 3.56%, 07/13/29(a)(c)		3,200	3,189,322

			33,822,422

Total Non-Agency Mortgage-Backed Securities — 4.4% (Cost — $34,883,358)			36,539,600

Preferred Securities – 10.5%

Capital Trusts — 9.8%

Banks — 2.3%
Banco Bilbao Vizcaya Argentaria SA, 6.13%(f)(g)		2,000	1,992,500
Bankia SA, 6.38%(f)(g)		200	234,502
BNP Paribas SA, 7.20%(a)(f)(g)		2,000	2,220,000
Capital One Financial Corp., Series E, 5.55%(f)(g)		3,500	3,543,750
CIT Group, Inc., Series A, 5.80%(f)(g)		163	166,667
Credit Agricole SA, 7.88%(a)(f)(g)		1,000	1,133,750

Security	Par (000)		Value

Banks (continued)
Nordea Bank AB, 6.13%(a)(f)(g)	USD	2,960	$3,132,035
Wells Fargo & Co.,(f)(g):
Series Q, 5.85%		75	2,025,750
Series S, 5.90%		3,390	3,661,200
Series U, 5.88%		645	716,460

			18,826,614

Building Materials — 0.0%
Holcim Finance Luxembourg SA, 3.00%(f)(g)		100	115,138

Capital Markets — 0.6%
Goldman Sachs Group, Inc., Series P, 5.00%(f)(g)		74	74,555
Morgan Stanley, Series H, 5.61%(f)(g)		2,627	2,636,983
State Street Corp., Series F, 5.25%(f)(g)		2,000	2,045,000

			4,756,538

Diversified Financial Services — 4.2%
Bank of America Corp.,(f)(g):
Series AA, 6.10%		409	455,450
Series DD, 6.30%		45	51,525
Series FF, 5.88%		3,500	3,866,695
Series X, 6.25%		4,620	5,150,468
Series Z, 6.50%		87	98,528
Bank of New York Mellon Corp.,(f)(g):
Series D, 4.50%		2,000	2,010,000
Series E, 4.95%		2,000	2,022,500
Credit Suisse Group AG, 6.38%(a)(f)(g)		300	321,000
HBOS Capital Funding LP, 6.85%(g)		100	101,825
HSBC Holdings PLC(f)(g):
6.00%		435	460,013
6.50%		1,090	1,181,560
JPMorgan Chase & Co.,(f)(g):
Series 1, 5.41%		3,462	3,472,604
Series FF, 5.00%		820	854,850
Series Q, 5.15%		3,000	3,138,690
Series R, 6.00%		70	75,048
Series S, 6.75%		90	101,363
Series U, 6.13%		500	548,310
Series V, 5.42%		6,430	6,455,720
Royal Bank of Scotland Group PLC, 8.63%(f)(g)		200	215,876
Societe Generale SA(a)(f)(g):
6.00%		3,000	3,005,700

23

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Diversified Financial Services (continued)
7.88%	USD	1,000	$1,112,500

			34,700,225

Diversified Telecommunication Services — 0.0%
Telefonica Europe BV, 5.88%(f)(g)		100	128,360

Electric Utilities — 0.9%
ComEd Financing III, 6.35%, 03/15/33		300	323,250
Electricite de France SA, 5.25%(a)(f)(g)		4,200	4,368,000
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79(f)		2,750	3,043,154
RWE AG, 2.75%, 04/21/75(f)		10	11,179

			7,745,583

Insurance — 1.8%
Allstate Corp.(f):
6.50%, 05/15/67		4,100	5,102,286
Series B, 5.75%, 08/15/53		2,000	2,155,000
MetLife, Inc., 6.40%, 12/15/66		2,554	3,128,139
Voya Financial, Inc., 5.65%, 05/15/33(f)		4,500	4,733,820

			15,119,245

Oil, Gas & Consumable Fuels — 0.0%
Naturgy Finance BV, 3.38%(f)(g)		100	117,418

Utilities — 0.0%
Electricite de France SA, 4.00%(f)(g)		100	119,408

Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 3.10%, 01/03/79(c)		100	114,863

Total Capital Trusts — 9.8% (Cost — $77,225,687)			81,743,392

		Shares

Preferred Stocks — 0.6%

Capital Markets — 0.6%
Goldman Sachs Group, Inc., Series J, 5.50%(f)(g)		92,000	2,421,440
Morgan Stanley, Series K, 5.85%(f)(g)		66,567	1,855,888
SCE Trust III, Series H, 5.75%(f)(g)		25,314	612,346

			4,889,674

Thrifts & Mortgage Finance — 0.0%
Federal Home Loan Mortgage Corp., Series S, 8.25%(c)(g)		10,000	106,400

Total Preferred Stocks — 0.6% (Cost — $4,614,025)			4,996,074

Security		Shares		Value

Trust Preferred – 0.1%

Diversified Financial Services — 0.1%
Citigroup Capital XIII, 8.31%(f)		29,583		$816,787

Total Trust Preferreds — 0.1% (Cost — $779,529)				816,787

Total Preferred Securities — 10.5%				87,556,253

		Par (000)

U.S. Government Sponsored Agency Securities — 32.9%

Agency Obligations — 1.6%
Fannie Mae, 5.63%, 07/15/37(i)	USD	1,600		2,355,903
Federal Home Loan Bank(i):
5.25%, 12/09/22		1,375		1,519,770
5.37%, 09/09/24		4,025		4,691,343
Residual Funding Corp., 0.00%, 04/15/30(m)		6,055		4,806,773

				13,373,789

Collateralized Mortgage Obligations — 4.3%
Fannie Mae Mortgage-Backed Securities:
Series 2015-47, Class GL, 3.50%, 07/25/45		1,636		1,789,697
Series 2005-5, Class PK, 5.00%, 12/25/34		2		1,871
Series 1991-87, Class S, (1 mo. LIBOR US + 26.68%), 22.16%, 08/25/21(b)		—	(n)	475
Series G-17, Class S, 893.62%, 06/25/21(b)		—	(n)	—
Series G-07, Class S, (1 mo. LIBOR US + 1144.57%), 938.98%, 03/25/21(b)		—	(n)	5
Series G-33, Class PV, 1,078.42%, 10/25/21		—	(n)	—
Series 1991-46, Class S, (1 mo. LIBOR US + 2519.00%), 2,127.87%, 05/25/21(b)		—	(n)	—
Freddie Mac Mortgage-Backed Securities:
Series 4350, Class DY, 4.00%, 06/15/44		2,830		3,117,448
Freddie Mac Mortgage-Backed Securities:
Series 4480, Class ZX, 4.00%, 11/15/44		6,561		7,331,314
Series 4549, Class TZ, 4.00%, 11/15/45		2,875		3,170,479
Series 4398, Class ZX, 4.00%, 09/15/54		9,433		10,738,674

24

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Collateralized Mortgage Obligations (continued)
Series 1057, Class J, 1,008.00%, 03/15/21	USD	—	(n)	$—
Series 0192, Class U, (1 mo. LIBOR US + 17.25%), 1,009.03%, 02/15/22(b)		—	(n)	—
Ginnie Mae Mortgage-Backed Securities, Series 2014-72, Class MQ, 4.00%, 02/20/44		8,858		9,949,918

				36,099,881

Interest Only Collateralized Mortgage Obligations — 0.4%
Fannie Mae Mortgage-Backed Securities:
Series 1997-50, Class SI, (1 mo. LIBOR US + 9.20%), 1.20%, 04/25/23(b)		16		247
Series 2012-96, Class DI, 4.00%, 02/25/27		2,473		112,547
Series 2012-47, Class NI, 4.50%, 04/25/42		3,516		527,416
Series G92-05, Class H, 9.00%, 01/25/22		—	(n)	2
Series 094, Class 2, 9.50%, 08/25/21		—	(n)	3
Series 1990-136, Class S, (1 mo. LIBOR US + 17.60%), 18.37%, 11/25/20(b)		—	(n)	—
Series 1991-139, Class PT, 648.35%, 10/25/21		—	(n)	—
Series G-10, Class S, (1 mo. LIBOR US + 1107.27%), 908.43%, 05/25/21(b)		—	(n)	—
Series 1991-099, Class L, 930.00%, 08/25/21		—	(n)	—
Series 1990-123, Class M, 1,009.50%, 10/25/20		—	(n)	—
Freddie Mac Mortgage-Backed Securities:
Series 1254, Class Z, 8.50%, 04/15/22		7		498
Series 1043, Class H, (1 mo. LIBOR US + 45.00%), 37.06%, 02/15/21(b)		—	(n)	—
Series 1054, Class I, (1 mo. LIBOR US + 881.40%), 727.74%, 03/15/21(b)		—	(n)	—
Series 1056, Class KD, 1,084.50%, 03/15/21		—	(n)	—

Security		Par (000)		Value

Interest Only Collateralized Mortgage Obligations (continued)
Ginnie Mae Mortgage-Backed Securities:
Series 2009-78, Class SD, (1 mo. LIBOR US + 6.20%), 4.48%, 09/20/32(b)	USD	2,125		$202,748
Series 2009-116, Class KS, (1 mo. LIBOR US + 6.47%), 4.71%, 12/16/39(b)		1,289		182,116
Series 2011-52, Class NS, 4.91%, 04/16/41(c)		10,769		2,097,377

				3,122,954

Mortgage-Backed Securities — 26.6%
Fannie Mae Mortgage-Backed Securities(i):
3.00%, 09/01/43		11,506		11,800,491
3.50%, 08/01/49		7,868		8,182,868
4.00%, 12/12/19 - 04/01/56(o)		156,790		163,604,913
4.50%, 07/01/41 - 07/01/55		13,332		14,441,695
5.00%, 08/01/34		1,272		1,403,978
5.50%, 06/01/38		617		693,038
6.00%, 12/01/38		497		571,214
Freddie Mac Mortgage-Backed Securities(i):
3.00%, 04/01/33		6,848		7,035,096
3.50%, 07/01/49		11,534		12,015,804
4.50%, 03/01/47		1,535		1,658,307
Ginnie Mae Mortgage-Backed Securities:
5.50%, 08/15/33(i)		42		45,073
8.00%, 07/15/24		—	(n)	59

				221,452,536

Principal Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae Mortgage-Backed Securities(m):
Series 203, Class 1, 0.00%, 02/25/23		1		828
Series 1993-51, Class E, 0.00%, 02/25/23		3		2,709
Series 1993-70, Class A, 0.00%, 05/25/23		—	(n)	481
Series 0228, Class 1, 0.00%, 06/25/23		1		727

				4,745

Total U.S. Government Sponsored Agency Securities — 32.9% (Cost — $266,326,988)				274,053,905

25

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
U.S. Treasury Obligations — 22.4%
U.S. Treasury Bonds(i):
3.00%, 11/15/44	USD	61,400	$70,828,258
2.50%, 02/15/46		66,500	70,326,348
2.75%, 11/15/47		2,000	2,225,781
U.S. Treasury Notes(i):
2.75%, 09/30/20		2,880	2,905,088
2.75%, 09/15/21		2,800	2,853,375
2.75%, 04/30/23		2,800	2,904,891
2.75%, 08/31/23		1,700	1,769,527
7.50%, 11/15/24		8,200	10,475,180
2.75%, 08/31/25		14,800	15,656,781
2.88%, 08/15/28		1,000	1,089,414
3.00%, 09/30/25		2,400	2,573,437
3.13%, 11/15/28		3,000	3,335,742

Total U.S. Treasury Obligations — 22.4% (Cost — $172,782,041)			186,943,822

Total Long-Term Investments — 146.7% (Cost — $1,144,038,429)			1,223,770,812

Short-Term Securities — 2.3%

Foreign Agency Obligations — 0.0%
Nigeria Treasury Bill(m):
11.50%, 02/27/20	NGN	12,934	34,602
11.65%, 02/27/20		87,369	233,733

Total Foreign Agency Obligations — 0.0% (Cost — $269,447)			268,335

Security		Shares	Value
Money Market Funds — 2.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.51%(p)(q)		19,030,299	$19,030,299

Total Money Market Funds— 2.3% (Cost — $19,030,299)			19,030,299

Total Short-Term Securities — 2.3% (Cost — $19,299,746)			19,298,634

Options Purchased — 0.7% (Cost — $5,363,140)			5,293,948

Total Investments Before TBA Sale Commitments and Options Written — 149.7% (Cost — $1,168,701,315)			1,248,363,394

		Par (000)

TBA Sale Commitments — (6.9%)

Mortgage-Backed Securities — (6.9%)
Fannie Mae Mortgage-Backed Securities, 4.00%, 12/12/19(o)	USD	55,550	$(57,635,295)

Total TBA Sale Commitments —(6.9)% (Proceeds — $57,577,047)			(57,635,295)

Options Written — (0.8)% (Premiums Received — $9,328,261)			(7,057,739)

Total Investments, Net of TBA Sale Commitments and Options Written — 142.0% (Cost — $1,101,796,007)			1,183,670,360

Liabilities in Excess of Other Assets — (42.0)%			(350,008,926)

Net Assets — 100.0%			$833,661,434

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(g)	Perpetual security with no stated maturity date.
(h)	When-issued security.
(i)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(j)	Convertible security.
(k)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(l)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(m)	Zero-coupon bond.
(n)	Amount is less than 500.
(o)	Represents or includes a TBA transaction.
(p)	Annualized 7-day yield as of period end.

26

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK)

(q)

During the period ended November 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	17,476,265	1,554,034	19,030,299	$19,030,299	$94,875	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

NGN — Nigerian Naira

NOK — Norwegian Krone

NZD — New Zealand Dollar

USD — United States Dollar

Portfolio Abbreviations

CLO — Collateralized Loan Obligation

CR —Custodian Receipt

GO — General Obligation Bonds

LIBOR — London Interbank Offered Rate

MBS — Mortgage-Backed Security

MSCI — Morgan Stanley Capital International

OTC — Over-the-Counter

PIK — Payment-In-Kind

RB — Revenue Bonds

REIT — Real Estate Investment Trust

27

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas S.A.	1.66%	05/30/19	Open	$65,544,500	$66,346,406	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A.	1.70	05/30/19	Open	2,547,469	2,581,317	U.S. Government Sponsored Agency Securities	Open/Demand
BNP Paribas S.A.	1.70	05/30/19	Open	2,250,000	2,279,896	U.S. Government Sponsored Agency Securities	Open/Demand
BNP Paribas S.A.	1.70	05/30/19	Open	1,555,469	1,576,136	U.S. Government Sponsored Agency Securities	Open/Demand
Nomura Securities International, Inc.	1.72	07/17/19	Open	2,880,500	2,904,219	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	1.72	07/17/19	Open	2,077,500	2,094,607	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	1.72	07/17/19	Open	2,574,000	2,595,195	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	1.72	07/17/19	Open	1,778,625	1,793,271	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	1.72	07/17/19	Open	753,830	760,037	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	1.72	07/17/19	Open	14,578,988	14,699,037	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	1.72	07/17/19	Open	3,288,750	3,315,831	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	1.72	07/17/19	Open	1,081,250	1,090,153	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	1.72	07/17/19	Open	10,639,500	10,727,110	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	1.72	07/17/19	Open	40,632,056	40,966,639	U.S. Treasury Obligations	Open/Demand
Barclays Bank PLC	0.00	08/27/19	Open	2,030,000	2,031,325	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	0.42	08/29/19	Open	7,560	7,575	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	08/29/19	Open	75,983	75,693	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.50	08/29/19	Open	252,225	253,181	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.55	08/29/19	Open	63,363	63,671	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.66	10/21/19	Open	26,125,000	26,182,475	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A.	1.66	10/29/19	Open	2,940,000	2,945,121	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A.	1.66	10/29/19	Open	2,912,400	2,917,472	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A.	1.82	11/08/19	12/12/19	1,949,280	1,951,054	U.S. Government Sponsored Agency Securities	31-90 Days
BNP Paribas S.A.	1.82	11/08/19	12/12/19	6,111,084	6,116,645	U.S. Government Sponsored Agency Securities	31-90 Days
BNP Paribas S.A.	1.82	11/08/19	12/12/19	2,243,151	2,245,192	U.S. Government Sponsored Agency Securities	31-90 Days

28

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas S.A.	1.82%	11/08/19	12/12/19	$7,932,726	$7,939,945	U.S. Government Sponsored Agency Securities	31-90 Days
BNP Paribas S.A.	1.82	11/08/19	12/12/19	1,362,739	1,363,979	U.S. Government Sponsored Agency Securities	31-90 Days
BNP Paribas S.A.	1.82	11/08/19	12/12/19	673,207	673,819	U.S. Government Sponsored Agency Securities	31-90 Days
BNP Paribas S.A.	1.82	11/08/19	12/12/19	1,706,642	1,708,195	U.S. Government Sponsored Agency Securities	31-90 Days
BNP Paribas S.A.	1.82	11/08/19	12/12/19	554,645	555,150	U.S. Government Sponsored Agency Securities	31-90 Days
BNP Paribas S.A.	1.82	11/08/19	12/12/19	11,403,647	11,414,024	U.S. Government Sponsored Agency Securities	31-90 Days
BNP Paribas S.A.	1.82	11/08/19	12/12/19	1,608,689	1,610,153	U.S. Government Sponsored Agency Securities	31-90 Days
Cantor Fitzgerald & Co.	1.80	11/08/19	12/12/19	11,631,164	11,639,344	U.S. Government Sponsored Agency Securities	31-90 Days
Cantor Fitzgerald & Co.	1.80	11/08/19	12/12/19	16,388,794	16,403,543	U.S. Government Sponsored Agency Securities	31-90 Days
Citigroup Global Markets, Inc.	1.83	11/08/19	12/12/19	5,974,641	5,980,107	U.S. Government Sponsored Agency Securities	31-90 Days
Citigroup Global Markets, Inc.	1.83	11/08/19	12/12/19	1,974,547	1,976,354	U.S. Government Sponsored Agency Securities	31-90 Days
Citigroup Global Markets, Inc.	1.83	11/08/19	12/12/19	4,107,038	4,110,796	U.S. Government Sponsored Agency Securities	31-90 Days
Citigroup Global Markets, Inc.	1.86	11/15/19	12/17/19	43,776	43,805	U.S. Government Sponsored Agency Securities	31-90 Days
Citigroup Global Markets, Inc.	1.86	11/15/19	12/17/19	6,815,861	6,820,439	U.S. Government Sponsored Agency Securities	31-90 Days
Barclays Capital, Inc.	(0.50)	11/27/19	Open	30,685	30,684	Corporate Bonds	Open/Demand

				$269,101,284	$270,789,595

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

29

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
Euro Stoxx 600 Index	1	12/20/19	$8	$390
Euro-Bund Future	20	12/20/19	2	(9,914)
10-Year U.S. Ultra Long Treasury Note	380	03/20/20	54,043	(122,405)
U.S. Ultra Bond	243	03/20/20	45,616	130,097
2-Year U.S. Treasury Note	433	03/31/20	93,349	(12,685)
5-Year U.S. Treasury Note	473	03/31/20	56,272	(18,657)

				(33,174)

Short Contracts:
Euro-Bund Future	2	03/06/20	381	(442)
10-Year U.S. Treasury Note	782	03/20/20	101,159	194,289
Long U.S. Treasury Bond	19	03/20/20	3,020	1,846

				195,693

				$162,519

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,876,000	USD	2,064,519	Natwest Markets PLC	12/04/19	$2,580
EUR	4,694,000	USD	5,165,700	Natwest Markets PLC	12/04/19	6,456
GBP	4,383,000	USD	5,652,415	BNP Paribas S.A.	12/04/19	16,268
GBP	625,000	USD	805,477	State Street Bank and Trust Co.	12/04/19	2,856
JPY	24,320,000	USD	222,078	Barclays Bank PLC	12/04/19	196
USD	2,087,631	EUR	1,876,000	State Street Bank and Trust Co.	12/04/19	20,532
USD	5,875,741	EUR	5,280,000	State Street Bank and Trust Co.	12/04/19	57,892
USD	260,520	JPY	28,320,000	HSBC Bank PLC	12/04/19	1,688
CAD	5,720,532	AUD	6,330,000	State Street Bank and Trust Co.	12/18/19	23,826
CAD	5,420,000	NOK	37,563,733	Deutsche Bank AG	12/18/19	6,472
CAD	5,510,000	NOK	38,076,861	Goldman Sachs International	12/18/19	18,578
CAD	5,470,000	NOK	37,435,701	JPMorgan Chase Bank N.A.	12/18/19	58,006
CAD	5,510,000	NOK	38,137,509	JPMorgan Chase Bank N.A.	12/18/19	12,000
CAD	5,510,000	NOK	37,931,441	Morgan Stanley & Co. International PLC	12/18/19	34,352
NOK	37,950,816	CAD	5,420,000	JPMorgan Chase Bank N.A.	12/18/19	35,515
USD	16,610	EUR	15,000	Canadian Imperial Bank of Commerce	02/05/20	7
USD	127,537	NZD	198,000	Westpac Banking Corp.	02/05/20	294

						297,518

NZD	198,000	USD	127,413	Westpac Banking Corp.	12/04/19	(295)
USD	944,248	GBP	732,000	State Street Bank and Trust Co.	12/04/19	(2,473)
USD	5,653,789	GBP	4,383,000	State Street Bank and Trust Co.	12/04/19	(14,894)

30

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	125,724	NZD	198,000	Morgan Stanley & Co. International PLC	12/04/19	$(1,394)
AUD	6,330,000	CAD	5,764,840	BNP Paribas S.A.	12/18/19	(57,187)
NOK	37,643,364	CAD	5,470,000	Bank of America N.A.	12/18/19	(35,482)
NOK	38,122,566	CAD	5,510,000	Citibank N.A.	12/18/19	(13,621)
NOK	37,947,342	CAD	5,510,000	Deutsche Bank AG	12/18/19	(32,627)
NOK	38,078,348	CAD	5,510,000	Morgan Stanley & Co. International PLC	12/18/19	(18,417)
NZD	6,530,000	USD	4,211,726	Bank of America N.A.	12/18/19	(18,398)
USD	4,171,077	NZD	6,530,000	Bank of America N.A.	12/18/19	(22,251)
USD	54,211	EUR	49,000	Bank of America N.A.	02/05/20	(25)
USD	2,073,787	EUR	1,876,000	Natwest Markets PLC	02/05/20	(2,678)
USD	5,188,888	EUR	4,694,000	Natwest Markets PLC	02/05/20	(6,700)
USD	5,665,564	GBP	4,383,000	BNP Paribas S.A.	02/05/20	(16,344)
USD	807,360	GBP	625,000	State Street Bank and Trust Co.	02/05/20	(2,860)
USD	223,070	JPY	24,320,000	Barclays Bank PLC	02/05/20	(203)

						(245,849)

	Net Unrealized Appreciation					$51,669

Interest Rate Caps/Floors — Purchased

Description	Exercise Rate	Counterparty	Expiration Date		Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call
5Y-30Y CMS Index Cap	0.30%	JPMorgan Chase Bank N.A.	1/07/20	USD	14,625	$3,999	$8,775	$(4,776)
5Y-30Y CMS Index Cap	0.37	Nomura International PLC	2/12/20	USD	19,160	4,307	13,347	(9,040)

						$8,306	$22,122	$(13,816)

Put
5Y-30Y CMS Index Floor	0.40	Nomura International PLC	6/29/20	USD	19,780	$83,132	$21,234	$61,898
5Y-30Y CMS Index Floor	0.35	Nomura International PLC	7/08/20	USD	20,060	41,985	18,054	23,931

						$125,117	$39,288	$85,829

						$133,423	$61,410	$72,013

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
90-Day Euro Future	158	01/10/20	USD	$99.00	USD	38,911	$2,963
90-Day Euro Future	332	03/16/20	USD	97.75	USD	120,188	439,900
90-Day Euro Future	488	12/13/21	USD	99.75	USD	81,572	51,850

							494,713

Put
10-Year U.S. Treasury Note	35	12/27/19	USD	128.00	USD	4,528	4,375

							$499,088

31

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Purchased

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
5-Year Interest Rate Swap, 02/28/25	3-Month LIBOR, 1.91%	Quarterly	2.52%	Semi-Annual	Citibank N.A.	02/26/20	$2.52	USD	9,630	$441,579
1-Year Interest Rate Swap, 05/15/21	3-Month LIBOR, 1.91%	Quarterly	2.09	Semi-Annual	UBS AG	05/13/20	2.09	USD	42,093	216,303
10-Year Interest Rate Swap, 05/21/30	3-Month LIBOR, 1.91%	Quarterly	1.72	Semi-Annual	Citibank N.A.	05/19/20	1.72	USD	5,280	91,201
2-Year Interest Rate Swap, 06/03/22	3-Month LIBOR, 1.91%	Quarterly	1.50	Semi-Annual	Barclays Bank PLC	06/01/20	1.50	USD	39,190	115,450
15-Year Interest Rate Swap, 06/10/35	6-Month JPY LIBOR, (0.01)%	Semi-Annual	0.65	Semi-Annual	Barclays Bank PLC	06/08/20	0.65	JPY	125,000	77,229
30-Year Interest Rate Swap, 06/13/50	3-Month LIBOR, 1.91%	Quarterly	1.60	Semi-Annual	Barclays Bank PLC	06/11/20	1.60	USD	3,292	65,144
2-Year Interest Rate Swap, 08/12/22	3-Month LIBOR, 1.91%	Quarterly	1.25	Semi-Annual	Bank of America N.A.	08/10/20	1.25	USD	42,990	88,376
15-Year Interest Rate Swap, 09/16/35	6-Month JPY LIBOR, (0.01)%	Semi-Annual	0.66	Semi-Annual	Morgan Stanley & Co. International PLC	09/14/20	0.66	JPY	50,000	31,115
15-Year Interest Rate Swap, 09/16/35	6-Month JPY LIBOR, (0.01)%	Semi-Annual	0.66	Semi-Annual	Barclays Bank PLC	09/14/20	0.66	JPY	50,000	31,115
2-Year Interest Rate Swap, 09/25/22	3-Month LIBOR, 1.91%	Quarterly	1.20	Semi-Annual	Barclays Bank PLC	09/23/20	1.20	USD	42,770	94,003
1-Year Interest Rate Swap, 11/25/21	3-Month LIBOR, 1.91%	Quarterly	1.25	Semi-Annual	Morgan Stanley & Co. International PLC	11/23/20	1.25	USD	170,600	246,995
20-Year Interest Rate Swap, 04/18/41	6-Month JPY LIBOR, (0.01)%	Semi-Annual	0.78	Semi-Annual	JPMorgan Chase Bank N.A.	04/16/21	0.78	JPY	105,700	92,908

32

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Purchased (continued)

	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Call
10-Year Interest Rate Swap, 08/18/31	3-Month LIBOR, 1.91%	Quarterly	1.46%	Semi-Annual	Citibank N.A.	08/16/21	$1.46	USD	4,430	$90,054
10-Year Interest Rate Swap, 03/09/34	3-Month LIBOR, 1.91%	Quarterly	2.98	Semi-Annual	Barclays Bank PLC	03/07/24	2.98	USD	3,511	386,441
10-Year Interest Rate Swap, 03/14/34	3-Month LIBOR, 1.91%	Quarterly	2.95	Semi-Annual	Barclays Bank PLC	03/12/24	2.95	USD	3,510	379,536
1-Year Interest Rate Swap, 11/07/25	3-Month LIBOR, 1.91%	Quarterly	1.77	Semi-Annual	JPMorgan Chase Bank N.A.	11/05/24	1.77	USD	23,790	142,061
10-Year Interest Rate Swap, 06/29/38(a)	3-Month LIBOR, 1.91%	Quarterly	3.05	Semi-Annual	Deutsche Bank AG	06/27/28	3.05	USD	3,125	157,388
10-Year Interest Rate Swap, 01/12/39	3-Month LIBOR, 1.91%	Quarterly	3.04	Semi-Annual	Nomura International PLC	01/10/29	3.04	USD	1,000	110,919
10-Year Interest Rate Swap, 01/13/39	3-Month LIBOR, 1.91%	Quarterly	3.04	Semi-Annual	Morgan Stanley & Co. International PLC	01/11/29	3.04	USD	1,000	110,759
10-Year Interest Rate Swap, 01/31/39	3-Month LIBOR, 1.91%	Quarterly	3.08	Semi-Annual	Barclays Bank PLC	01/29/29	3.08	USD	1,020	115,745
10-Year Interest Rate Swap, 04/29/48	3-Month LIBOR, 1.91%	Quarterly	2.99	Semi-Annual	JPMorgan Chase Bank N.A.	04/27/38	2.99	USD	910	97,634
10-Year Interest Rate Swap, 02/24/49	3-Month LIBOR, 1.91%	Quarterly	2.86	Semi-Annual	JPMorgan Chase Bank N.A.	02/22/39	2.86	USD	933	95,156

										$3,277,111

33

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Purchased (continued)

	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Put
2-Year Interest Rate Swap, 12/14/21	(0.45)%	Annual	6-Month EURIBOR, (0.34)%	Semi-Annual	Barclays Bank PLC	12/12/19	$(0.45)	EUR	5,440	$13,679
30-Year Interest Rate Swap, 02/05/50	4.00	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	Goldman Sachs Bank USA	02/03/20	4.00	USD	1,600	—
5-Year Interest Rate Swap, 02/28/25	2.52	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	Citibank N.A.	02/26/20	2.52	USD	9,630	266
1-Year Interest Rate Swap, 05/15/21	2.09	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	UBS AG	05/13/20	2.09	USD	42,093	2,229
15-Year Interest Rate Swap, 05/17/35	1.10	Semi-Annual	6-Month JPY LIBOR, (0.01)%	Semi-Annual	Barclays Bank PLC	05/15/20	1.10	JPY	250,000	50
10-Year Interest Rate Swap, 05/21/30	1.72	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	Citibank N.A.	05/19/20	1.72	USD	5,280	81,459
15-Year Interest Rate Swap, 06/10/35	0.65	Semi-Annual	6-Month JPY LIBOR, (0.01)%	Semi-Annual	Barclays Bank PLC	06/08/20	0.65	JPY	125,000	362
10-Year Interest Rate Swap, 07/15/30	2.35	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	Citibank N.A.	07/13/20	2.35	USD	13,120	37,338
15-Year Interest Rate Swap, 09/16/35	0.66	Semi-Annual	6-Month JPY LIBOR, (0.01)%	Semi-Annual	Barclays Bank PLC	09/14/20	0.66	JPY	50,000	318
15-Year Interest Rate Swap, 09/16/35	0.66	Semi-Annual	6-Month JPY LIBOR, (0.01)%	Semi-Annual	Morgan Stanley & Co. International PLC	09/14/20	0.66	JPY	50,000	318
20-Year Interest Rate Swap, 04/18/41	0.78	Semi-Annual	6-Month JPY LIBOR, (0.01)%	Semi-Annual	JPMorgan Chase Bank N.A.	04/16/21	0.78	JPY	105,700	2,904
30-Year Interest Rate Swap, 06/09/51	3.80	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	Barclays Bank PLC	06/07/21	3.80	USD	3,780	7,830

34

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Purchased (continued)

	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Put
10-Year Interest Rate Swap, 08/18/31	1.46%	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	Citibank N.A.	08/16/21	$1.46	USD	4,430	$210,444
10-Year Interest Rate Swap, 01/13/32	1.25	Semi-Annual	6-Month JPY LIBOR, (0.01)%	Semi-Annual	Credit Suisse International	01/11/22	1.25	JPY	250,000	521
10-Year Interest Rate Swap, 02/24/32	1.55	Semi-Annual	6-Month JPY LIBOR, (0.01)%	Semi-Annual	Credit Suisse International	02/22/22	1.55	JPY	250,000	305
10-Year Interest Rate Swap, 03/18/32	1.60	Semi-Annual	6-Month JPY LIBOR, (0.01)%	Semi-Annual	JPMorgan Chase Bank N.A.	03/16/22	1.60	JPY	250,000	303
10-Year Interest Rate Swap, 04/06/32	1.45	Semi-Annual	6-Month JPY LIBOR, (0.01)%	Semi-Annual	JPMorgan Chase Bank N.A.	04/04/22	1.45	JPY	250,000	458
15-Year Interest Rate Swap, 05/05/37	3.25	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	Goldman Sachs Bank USA	05/03/22	3.25	USD	4,050	25,853
30-Year Interest Rate Swap, 05/11/52	2.85	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	Nomura International PLC	05/09/22	2.85	USD	4,750	95,254
10-Year Interest Rate Swap, 08/04/32	2.25	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	JPMorgan Chase Bank N.A.	08/02/22	2.25	USD	4,160	93,373
10-Year Interest Rate Swap, 08/10/32	2.25	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	Barclays Bank PLC	08/08/22	2.25	USD	4,270	96,386
10-Year Interest Rate Swap, 03/09/34	2.98	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	Barclays Bank PLC	03/07/24	2.98	USD	3,511	53,959
10-Year Interest Rate Swap, 03/14/34	2.95	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	Barclays Bank PLC	03/12/24	2.95	USD	3,510	55,802
10-Year Interest Rate Swap, 06/15/34	2.50	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	Morgan Stanley & Co. International PLC	06/13/24	2.50	USD	3,950	107,598

35

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Purchased (continued)

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Put
10-Year Interest Rate Swap, 06/22/34	2.50%	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	Morgan Stanley & Co. International PLC	06/20/24	$2.50	USD	3,950	$107,993
1-Year Interest Rate Swap, 11/07/25	1.77	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	JPMorgan Chase Bank N.A.	11/05/24	1.77	USD	23,790	122,177
10-Year Interest Rate Swap, 04/14/37	3.00	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	JPMorgan Chase Bank N.A.	04/12/27	3.00	USD	2,590	68,128
10-Year Interest Rate Swap, 01/12/39	3.04	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	Nomura International PLC	01/10/29	3.04	USD	1,000	29,548
10-Year Interest Rate Swap, 01/13/39	3.04	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	Morgan Stanley & Co. International PLC	01/11/29	3.04	USD	1,000	29,639
10-Year Interest Rate Swap, 01/31/39	3.08	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	Barclays Bank PLC	01/29/29	3.08	USD	1,020	29,317
20-Year Interest Rate Swap, 11/08/53	4.00	Annual	6-Month EURIBOR, (0.34)%	Semi-Annual	Barclays Bank PLC	08/09/33	4.00	EUR	2,410	38,185
10-Year Interest Rate Swap, 04/29/48	2.99	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	JPMorgan Chase Bank N.A.	04/27/38	2.99	USD	910	34,698
10-Year Interest Rate Swap, 02/24/49	2.86	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	JPMorgan Chase Bank N.A.	02/22/39	2.86	USD	933	37,632

										1,384,326

										$4,661,437

(a)	Forward settling swaption.

Interest Rate Caps/Floor — Sold

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call
5Y-30Y CMS Index Caps	0.40%	JPMorgan Chase Bank N.A.	1/07/20	USD	14,625	$(473)	$(4,168)	$3,695
5Y-30Y CMS Index Caps	0.47	Nomura International PLC	2/12/20	USD	19,160	(1,083)	(6,591)	5,508

						$(1,556)	$(10,759)	$9,203

36

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK)

Interest Rate Caps/Floor — Sold (continued)

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Put
5Y-30Y CMS Index Floor	0.30%	Nomura International PLC	6/29/20	USD	39,570	$(72,663)	$(26,112)	$(46,551)
5Y-30Y CMS Index Floor	0.25	Nomura International PLC	7/08/20	USD	40,130	(21,225)	(20,065)	(1,160)

						$(93,888)	$(46,177)	$(47,711)

						$(95,444)	$(56,936)	$(38,508)

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
90-Day Euro Future	332	03/16/20	USD	97.88	USD	81,572	$(338,225)
90-Day Euro Future	158	01/10/20	USD	99.38	USD	60,094	(64,050)
90-Day Euro Future	244	12/13/21	USD	99.38	USD	38,911	(988)

							$(403,263)

OTC Interest Rate Swaptions Written

	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Call
2-Year Interest Rate Swap, 02/23/22	2.35%	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	UBS AG	02/21/20	$2.35	USD	10,600	$(162,296)
2-Year Interest Rate Swap, 02/28/22	2.46	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	Citibank N.A.	02/26/20	2.46	USD	23,260	(408,534)
2-Year Interest Rate Swap, 04/16/22	2.88	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	Deutsche Bank AG	04/14/20	2.88	USD	16,840	(441,068)
2-Year Interest Rate Swap, 04/19/22	2.94	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	Bank of America N.A.	04/17/20	2.94	USD	16,540	(453,231)
1-Year Interest Rate Swap, 05/02/21	1.59	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	Barclays Bank PLC	04/30/20	1.59	USD	35,200	(42,963)
2-Year Interest Rate Swap, 06/03/22	1.00	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	Barclays Bank PLC	06/01/20	1.00	USD	78,380	(49,923)
1-Year Interest Rate Swap, 06/12/21	1.76	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	Nomura International PLC	06/10/20	1.76	USD	48,320	(124,385)

37

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Call	Call
10-Year Interest Rate Swap, 06/13/30	2.20%	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	Barclays Bank PLC	06/11/20	$2.20	USD	5,250	$(259,181)
10-Year Interest Rate Swap, 07/08/30	2.01	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	Morgan Stanley & Co. International PLC	07/06/20	2.01	USD	2,653	(94,124)
1-Year Interest Rate Swap, 08/07/21	1.33	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	JPMorgan Chase Bank N.A.	08/05/20	1.33	USD	4,190	(4,250)
2-Year Interest Rate Swap, 08/12/22	0.75	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	Bank of America N.A.	08/10/20	0.75	USD	85,970	(51,485)
10-Year Interest Rate Swap, 08/15/30	1.61	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	Barclays Bank PLC	08/13/20	1.61	USD	4,390	(69,978)
10-Year Interest Rate Swap, 08/19/30	1.20	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	JPMorgan Chase Bank N.A.	08/17/20	1.20	USD	5,570	(35,014)
10-Year Interest Rate Swap, 08/19/30	1.42	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	Citibank N.A.	08/17/20	1.42	USD	4,430	(46,544)
10-Year Interest Rate Swap, 08/21/30	1.25	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	Bank of America N.A.	08/19/20	1.25	USD	5,560	(39,593)
10-Year Interest Rate Swap, 09/16/30	1.61	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	Bank of America N.A.	09/14/20	1.61	USD	2,690	(46,909)
10-Year Interest Rate Swap, 09/18/30	1.76	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	Bank of America N.A.	09/16/20	1.76	USD	5,260	(125,205)
2-Year Interest Rate Swap, 09/25/22	0.70	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	Barclays Bank PLC	09/23/20	0.70	USD	85,550	(62,820)
10-Year Interest Rate Swap, 11/04/30	1.63	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	Bank of America N.A.	11/02/20	1.63	USD	2,680	(52,194)

38

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Call
10-Year Interest Rate Swap, 11/04/30	1.64%	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	UBS AG	11/02/20	$1.64	USD	2,680	$(53,219)
1-Year Interest Rate Swap, 11/07/21	1.58	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	JPMorgan Chase Bank N.A.	11/05/20	1.58	USD	23,790	(62,806)
10-Year Interest Rate Swap, 11/21/30	1.75	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	Citibank N.A.	11/19/20	1.75	USD	5,280	(132,334)
1-Year Interest Rate Swap, 11/25/21	0.75	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	Morgan Stanley & Co. International PLC	11/23/20	0.75	USD	170,600	(91,761)
10-Year Interest Rate Swap, 03/10/31	2.79	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	Barclays Bank PLC	03/08/21	2.79	USD	5,266	(524,601)
5-Year Interest Rate Swap, 09/14/27	(0.14)	Annual	6-Month EURIBOR, (0.34) %,	Semi-Annual	Barclays Bank PLC	09/12/22	(0.14)	EUR	2,720	(27,397)
5-Year Interest Rate Swap, 09/15/27	(0.04)	Annual	6-Month EURIBOR, (0.34) %,	Semi-Annual	Barclays Bank PLC	09/13/22	(0.04)	EUR	2,720	(34,044)
30-Year Interest Rate Swap, 11/29/56	1.91	Semi-Annual	3-Month LIBOR, 1.91%,	Quarterly	Bank of America N.A.	11/27/26	1.91	USD	890	(113,704)
10-Year Interest Rate Swap, 03/14/39	3.05	Semi-Annual	3-Month LIBOR, 1.91%,	Quarterly	Barclays Bank PLC	03/12/29	3.05	USD	2,840	(316,699)

										(3,926,262)

Put
10-Year Interest Rate Swap, 12/12/29	3-Month LIBOR, 1.91%	Quarterly	2.40%	Semi-Annual	Barclays Bank PLC	12/10/19	$2.40	USD	2,950	$—
2-Year Interest Rate Swap, 01/04/22	3-Month LIBOR, 1.91%	Quarterly	2.90	Semi-Annual	JPMorgan Chase Bank N.A.	01/02/20	2.90	USD	10,000	—
2-Year Interest Rate Swap, 01/05/22	3-Month LIBOR, 1.91%	Quarterly	2.80	Semi-Annual	Goldman Sachs Bank USA	01/03/20	2.80	USD	8,790	—

39

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Put
2-Year Interest Rate Swap, 01/23/22	3-Month LIBOR, 1.91%	Quarterly	2.85%	Semi-Annual	JPMorgan Chase Bank N.A.	01/21/20	$2.85	USD	18,900	$—
2-Year Interest Rate Swap, 01/25/22	6-Month EURIBOR, (0.34)%	Semi-Annual	0.20	Annual	Barclays Bank PLC	01/23/20	0.20	EUR	10,300	—
2-Year Interest Rate Swap, 02/05/22	3-Month LIBOR, 1.91%	Quarterly	3.15	Semi-Annual	Barclays Bank PLC	02/03/20	3.15	USD	35,510	—
2-Year Interest Rate Swap, 02/09/22	3-Month LIBOR, 1.91%	Quarterly	3.20	Semi-Annual	Deutsche Bank AG	02/07/20	3.20	USD	10,790	—
2-Year Interest Rate Swap, 02/16/22	3-Month LIBOR, 1.91%	Quarterly	3.35	Semi-Annual	Deutsche Bank AG	02/14/20	3.35	USD	10,690	—
2-Year Interest Rate Swap, 02/23/22	3-Month LIBOR, 1.91%	Quarterly	3.35	Semi-Annual	UBS AG	02/21/20	3.35	USD	10,600	—
2-Year Interest Rate Swap, 02/28/22	3-Month LIBOR, 1.91%	Quarterly	2.46	Semi-Annual	Citibank N.A.	02/26/20	2.46	USD	23,260	(30)
2-Year Interest Rate Swap, 03/18/22	3-Month LIBOR, 1.91%	Quarterly	1.95	Semi-Annual	Barclays Bank PLC	03/16/20	1.95	USD	35,910	(6,858)
1-Year Interest Rate Swap, 04/08/21	3-Month LIBOR, 1.91%	Quarterly	2.32	Semi-Annual	Goldman Sachs Bank USA	04/06/20	2.32	USD	46,770	(137)
1-Year Interest Rate Swap, 04/08/21	3-Month LIBOR, 1.91%	Quarterly	2.35	Semi-Annual	Goldman Sachs Bank USA	04/06/20	2.35	USD	46,770	(103)
2-Year Interest Rate Swap, 04/16/22	3-Month LIBOR, 1.91%	Quarterly	2.88	Semi-Annual	Deutsche Bank AG	04/14/20	2.88	USD	16,840	(13)
2-Year Interest Rate Swap, 04/19/22	3-Month LIBOR, 1.91%	Quarterly	2.94	Semi-Annual	Bank of America N.A.	04/17/20	2.94	USD	16,540	(10)

40

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Put
1-Year Interest Rate Swap, 05/02/21	3-Month LIBOR, 1.91%	Quarterly	1.59%	Semi-Annual	Barclays Bank PLC	04/30/20	$1.59	USD	35,200	$(41,503)
2-Year Interest Rate Swap, 05/07/22	3-Month LIBOR, 1.91%	Quarterly	3.15	Semi-Annual	Goldman Sachs Bank USA	05/05/20	3.15	USD	8,800	(3)
15-Year Interest Rate Swap, 05/17/35	6-Month JPY LIBOR, (0.01)%	Semi-Annual	2.10	Semi-Annual	Barclays Bank PLC	05/15/20	2.10	JPY	250,000	(2)
2-Year Interest Rate Swap, 05/20/22	3-Month LIBOR, 1.91%	Quarterly	3.50	Semi-Annual	JPMorgan Chase Bank N.A.	05/18/20	3.50	USD	10,000	(1)
2-Year Interest Rate Swap, 05/24/22	3-Month LIBOR, 1.91%	Quarterly	3.55	Semi-Annual	Deutsche Bank AG	05/22/20	3.55	USD	16,000	(1)
2-Year Interest Rate Swap, 05/31/22	3-Month LIBOR, 1.91%	Quarterly	2.90	Semi-Annual	Deutsche Bank AG	05/29/20	2.90	USD	9,270	(24)
2-Year Interest Rate Swap, 05/31/22	3-Month LIBOR, 1.91%	Quarterly	3.35	Semi-Annual	Goldman Sachs Bank USA	05/29/20	3.35	USD	13,040	(4)
2-Year Interest Rate Swap, 06/10/22	3-Month LIBOR, 1.91%	Quarterly	3.45	Semi-Annual	Goldman Sachs Bank USA	06/08/20	3.45	EUR	13,000	(4)
1-Year Interest Rate Swap, 06/12/21	3-Month LIBOR, 1.91%	Quarterly	1.76	Semi-Annual	Nomura International PLC	06/10/20	1.76	USD	48,320	(29,250)
10-Year Interest Rate Swap, 06/13/30	3-Month LIBOR, 1.91%	Quarterly	2.20	Semi-Annual	Barclays Bank PLC	06/11/20	2.20	USD	5,250	(18,560)
30-Year Interest Rate Swap, 06/13/50	3-Month LIBOR, 1.91%	Quarterly	2.85	Semi-Annual	Barclays Bank PLC	06/11/20	2.85	USD	3,950	(5,532)
10-Year Interest Rate Swap, 06/17/30	3-Month LIBOR, 1.91%	Quarterly	2.30	Semi-Annual	Citibank N.A.	06/15/20	2.30	USD	3,950	(10,314)

41

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Put
2-Year Interest Rate Swap, 06/17/22	3-Month LIBOR, 1.91%	Quarterly	3.35%	Semi-Annual	Goldman Sachs Bank USA	06/15/20	$3.35	EUR	8,300	$(5)
2-Year Interest Rate Swap, 07/01/22	3-Month LIBOR, 1.91%	Quarterly	3.20	Semi-Annual	Nomura International PLC	06/29/20	3.20	EUR	23,185	(48)
10-Year Interest Rate Swap, 07/08/30	3-Month LIBOR, 1.91%	Quarterly	2.01	Semi-Annual	Morgan Stanley & Co. International PLC	07/06/20	2.01	USD	2,653	(21,060)
10-Year Interest Rate Swap, 07/12/30	3-Month LIBOR, 1.91%	Quarterly	2.35	Semi-Annual	Nomura International PLC	07/10/20	2.35	USD	2,870	(7,972)
10-Year Interest Rate Swap, 07/12/30	3-Month LIBOR, 1.91%	Quarterly	2.35	Semi-Annual	Nomura International PLC	07/10/20	2.35	USD	2,870	(7,972)
10-Year Interest Rate Swap, 07/15/30	3-Month LIBOR, 1.91%	Quarterly	1.95	Semi-Annual	Citibank N.A.	07/13/20	1.95	USD	4,370	(42,559)
10-Year Interest Rate Swap, 07/29/30	3-Month LIBOR, 1.91%	Quarterly	2.30	Semi-Annual	Goldman Sachs Bank USA	07/27/20	2.30	USD	4,040	(14,891)
5-Year Interest Rate Swap, 07/29/25	6-Month EURIBOR, (0.34) %,	Semi-Annual	0.00	Annual	Barclays Bank PLC	07/27/20	0.00	EUR	7,510	(15,293)
10-Year Interest Rate Swap, 08/05/30	3-Month LIBOR, 1.91%	Quarterly	2.00	Semi-Annual	Barclays Bank PLC	08/03/20	2.00	USD	2,250	(20,794)
1-Year Interest Rate Swap, 08/07/21	3-Month LIBOR, 1.91%	Quarterly	1.33	Semi-Annual	JPMorgan Chase Bank N.A.	08/05/20	1.33	USD	4,190	(12,712)
10-Year Interest Rate Swap, 08/09/30	3-Month LIBOR, 1.91%	Quarterly	1.75	Semi-Annual	Bank of America N.A.	08/07/20	1.75	USD	2,040	(37,127)
10-Year Interest Rate Swap, 08/15/30	3-Month LIBOR, 1.91%	Quarterly	1.61	Semi-Annual	Barclays Bank PLC	08/13/20	1.61	USD	4,390	(113,126)

42

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Put
10-Year Interest Rate Swap, 08/19/30	3-Month LIBOR, 1.91%	Quarterly	1.42%	Semi-Annual	Citibank N.A.	08/17/20	$1.42	USD	4,430	$(165,434)
10-Year Interest Rate Swap, 08/19/30	3-Month LIBOR, 1.91%	Quarterly	1.60	Semi-Annual	JPMorgan Chase Bank N.A.	08/17/20	1.60	USD	5,570	(145,943)
10-Year Interest Rate Swap, 08/21/30	3-Month LIBOR, 1.91%	Quarterly	1.65	Semi-Annual	Bank of America N.A.	08/19/20	1.65	USD	5,560	(131,148)
2-Year Interest Rate Swap, 08/26/22	3-Month LIBOR, 1.91%	Quarterly	3.50	Semi-Annual	Barclays Bank PLC	08/24/20	3.50	EUR	16,370	(81)
10-Year Interest Rate Swap, 09/16/30	3-Month LIBOR, 1.91%	Quarterly	1.61	Semi-Annual	Bank of America N.A.	09/14/20	1.61	USD	2,690	(71,794)
10-Year Interest Rate Swap, 09/18/30	3-Month LIBOR, 1.91%	Quarterly	1.76	Semi-Annual	Bank of America N.A.	09/16/20	1.76	USD	5,260	(102,225)
10-Year Interest Rate Swap, 11/04/30	3-Month LIBOR, 1.91%	Quarterly	1.63	Semi-Annual	Bank of America N.A.	11/02/20	1.63	USD	2,680	(75,667)
10-Year Interest Rate Swap, 11/04/30	3-Month LIBOR, 1.91%	Quarterly	1.64	Semi-Annual	UBS AG	11/02/20	1.64	USD	2,680	(74,235)
1-Year Interest Rate Swap, 11/07/21	3-Month LIBOR, 1.91%	Quarterly	1.58	Semi-Annual	JPMorgan Chase Bank N.A.	11/05/20	1.58	USD	23,790	(43,090)
10-Year Interest Rate Swap, 11/21/30	3-Month LIBOR, 1.91%	Quarterly	1.75	Semi-Annual	Citibank N.A.	11/19/20	1.75	USD	5,280	(121,224)
2-Year Interest Rate Swap, 11/29/22	3-Month LIBOR, 1.91%	Quarterly	2.00	Semi-Annual	Barclays Bank PLC	11/27/20	2.00	USD	25,750	(39,125)
2-Year Interest Rate Swap, 12/16/22	6-Month EURIBOR, (0.34)%	Semi-Annual	0.60	Annual	JPMorgan Chase Bank N.A.	12/14/20	0.60	EUR	17,280	(106)

43

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Put
2-Year Interest Rate Swap, 12/23/22	6-Month EURIBOR, (0.34)%	Semi-Annual	0.55%	Annual	Barclays Bank PLC	12/21/20	$0.55	EUR	8,130	$(73)
2-Year Interest Rate Swap, 12/23/22	3-Month LIBOR, 1.91%	Quarterly	3.05	Semi-Annual	Nomura International PLC	12/21/20	3.05	USD	9,510	(1,245)
2-Year Interest Rate Swap, 12/31/22	3-Month LIBOR, 1.91%	Quarterly	3.25	Semi-Annual	Citibank N.A.	12/29/20	3.25	USD	14,110	(1,271)
10-Year Interest Rate Swap, 03/10/31	3-Month LIBOR, 1.91%	Quarterly	2.79	Semi-Annual	Barclays Bank PLC	03/08/21	2.79	USD	5,266	(19,891)
2-Year Interest Rate Swap, 03/10/23	6-Month EURIBOR, (0.34)%	Semi-Annual	0.30	Annual	JPMorgan Chase Bank N.A.	03/08/21	0.30	EUR	12,880	(1,170)
2-Year Interest Rate Swap, 03/31/23	6-Month EURIBOR, (0.34)%	Semi-Annual	0.10	Annual	Barclays Bank PLC	03/29/21	0.10	EUR	18,360	(5,906)
2-Year Interest Rate Swap, 04/10/23	6-Month EURIBOR, (0.34)%	Semi-Annual	0.12	Annual	Barclays Bank PLC	04/08/21	0.12	EUR	28,360	(8,786)
2-Year Interest Rate Swap, 04/14/23	6-Month EURIBOR, (0.34)%	Semi-Annual	0.10	Annual	Citibank N.A.	04/12/21	0.10	EUR	14,250	(5,038)
2-Year Interest Rate Swap, 04/14/23	6-Month EURIBOR, (0.34)%	Semi-Annual	0.16	Annual	Goldman Sachs Bank USA	04/12/21	0.16	EUR	14,250	(3,659)
10-Year Interest Rate Swap, 04/21/31	6-Month EURIBOR, (0.34)%	Semi-Annual	2.15	Annual	JPMorgan Chase Bank N.A.	04/19/21	2.15	EUR	4,400	(664)
2-Year Interest Rate Swap, 04/21/23	6-Month EURIBOR, (0.34)%	Semi-Annual	0.15	Annual	Morgan Stanley & Co. International PLC	04/19/21	0.15	EUR	14,050	(3,996)
10-Year Interest Rate Swap, 05/06/31	6-Month EURIBOR, (0.34)%	Semi-Annual	2.00	Annual	Barclays Bank PLC	05/04/21	2.00	EUR	2,700	(615)

44

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Put
1-Year Interest Rate Swap, 05/19/22	3-Month LIBOR, 1.91%	Quarterly	2.35%	Semi-Annual	Citibank N.A.	05/17/21	$2.35	USD	45,470	$(22,704)
2-Year Interest Rate Swap, 05/19/23	6-Month EURIBOR, (0.34)%	Semi-Annual	0.11	Annual	Barclays Bank PLC	05/17/21	0.11	EUR	9,299	(3,901)
1-Year Interest Rate Swap, 05/29/22	3-Month LIBOR, 1.91%	Quarterly	2.15	Semi-Annual	Barclays Bank PLC	05/27/21	2.15	USD	62,210	(50,928)
2-Year Interest Rate Swap, 06/02/23	6-Month EURIBOR, (0.34)%	Semi-Annual	0.08	Annual	Morgan Stanley & Co. International PLC	05/31/21	0.08	EUR	6,270	(3,312)
1-Year Interest Rate Swap, 06/03/22	3-Month LIBOR, 1.91%	Quarterly	2.40	Semi-Annual	Morgan Stanley & Co. International PLC	06/01/21	2.40	USD	77,400	(36,605)
10-Year Interest Rate Swap, 06/09/31	3-Month LIBOR, 1.91%	Semi-Annual	3.87	Quarterly	Barclays Bank PLC	06/07/21	3.87	EUR	8,000	(6,369)
2-Year Interest Rate Swap, 06/12/23	6-Month EURIBOR, (0.34)%	Semi-Annual	0.05	Annual	Barclays Bank PLC	06/10/21	0.05	EUR	9,800	(6,361)
2-Year Interest Rate Swap, 06/16/23	6-Month EURIBOR, (0.34)%	Semi-Annual	0.00	Annual	Barclays Bank PLC	06/14/21	0.00	EUR	4,310	(3,626)
2-Year Interest Rate Swap, 06/16/23	6-Month EURIBOR, (0.34)%	Semi-Annual	0.00	Annual	Bank of America N.A.	06/14/21	0.00	EUR	4,430	(3,727)
2-Year Interest Rate Swap, 06/20/23	6-Month EURIBOR, (0.34)%	Semi-Annual	0.00	Annual	Goldman Sachs Bank USA	06/18/21	0.00	EUR	4,460	(3,836)
2-Year Interest Rate Swap, 06/23/23	6-Month EURIBOR, (0.34)%	Semi-Annual	0.00	Annual	Citibank N.A.	06/21/21	0.00	EUR	5,200	(4,530)
2-Year Interest Rate Swap, 06/27/23	6-Month EURIBOR, (0.34)%	Semi-Annual	0.00	Annual	Nomura International PLC	06/25/21	0.00	EUR	4,880	(4,345)

45

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Put
2-Year Interest Rate Swap, 07/03/23	6-Month EURIBOR, (0.34)%	Semi-Annual	0.00%	Annual	Barclays Bank PLC	07/01/21	$0.00	EUR	5,230	$(4,795)
2-Year Interest Rate Swap, 07/04/23	6-Month EURIBOR, (0.34)%	Semi-Annual	(0.05)	Annual	Barclays Bank PLC	07/02/21	(0.05)	EUR	5,120	(5,933)
2-Year Interest Rate Swap, 07/21/23	6-Month EURIBOR, (0.34)%	Semi-Annual	0.00	Annual	Barclays Bank PLC	07/19/21	0.00	EUR	5,270	(5,251)
2-Year Interest Rate Swap, 08/11/23	6-Month EURIBOR, (0.34)%	Semi-Annual	(0.15)	Annual	Barclays Bank PLC	08/09/21	(0.15)	EUR	12,480	(25,614)
2-Year Interest Rate Swap, 08/11/23	6-Month EURIBOR, (0.34)%	Semi-Annual	(0.15)	Annual	Barclays Bank PLC	08/09/21	(0.15)	EUR	6,990	(14,346)
2-Year Interest Rate Swap, 09/05/23	6-Month EURIBOR, (0.34)%	Semi-Annual	(0.25)	Annual	Barclays Bank PLC	09/03/21	(0.25)	EUR	22,950	(73,864)
5-Year Interest Rate Swap, 05/05/27	3-Month LIBOR, 1.91%	Semi-Annual	3.25	Quarterly	Goldman Sachs Bank USA	05/03/22	3.25	USD	10,130	(18,559)
10-Year Interest Rate Swap, 05/11/32	3-Month LIBOR, 1.91%	Quarterly	2.75	Semi-Annual	Nomura International PLC	05/09/22	2.75	USD	10,350	(101,534)
10-Year Interest Rate Swap, 08/04/32	3-Month LIBOR, 1.91%	Quarterly	2.75	Semi-Annual	JPMorgan Chase Bank N.A.	08/02/22	2.75	USD	4,160	(46,520)
10-Year Interest Rate Swap, 08/04/32	3-Month LIBOR, 1.91%	Quarterly	3.25	Semi-Annual	JPMorgan Chase Bank N.A.	08/02/22	3.25	USD	4,160	(22,027)
10-Year Interest Rate Swap, 08/10/32	3-Month LIBOR, 1.91%	Quarterly	2.75	Semi-Annual	Barclays Bank PLC	08/08/22	2.75	USD	4,270	(48,161)
10-Year Interest Rate Swap, 08/10/32	3-Month LIBOR, 1.91%	Quarterly	3.25	Semi-Annual	Barclays Bank PLC	08/08/22	3.25	USD	4,270	(22,878)

46

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Put
5-Year Interest Rate Swap, 09/14/27	6-Month EURIBOR, (0.34)%	Semi-Annual	(0.14)%	Annual	Barclays Bank PLC	09/12/22	$(0.14)	EUR	2,720	$(57,421)
5-Year Interest Rate Swap, 09/15/27	6-Month EURIBOR, (0.34)%	Semi-Annual	(0.04)	Annual	Barclays Bank PLC	09/13/22	(0.04)	EUR	2,720	(48,368)
10-Year Interest Rate Swap, 06/15/34	3-Month LIBOR, 1.91%	Quarterly	3.00	Semi-Annual	Morgan Stanley & Co. International PLC	06/13/24	3.00	USD	3,950	(63,625)
10-Year Interest Rate Swap, 06/15/34	3-Month LIBOR, 1.91%	Quarterly	3.50	Semi-Annual	Morgan Stanley & Co. International PLC	06/13/24	3.50	USD	3,950	(36,569)
10-Year Interest Rate Swap, 06/22/34	3-Month LIBOR, 1.91%	Quarterly	3.00	Semi-Annual	Morgan Stanley & Co. International PLC	06/20/24	3.00	USD	3,950	(63,936)
10-Year Interest Rate Swap, 06/22/34	3-Month LIBOR, 1.91%	Quarterly	3.50	Semi-Annual	Morgan Stanley & Co. International PLC	06/20/24	3.50	USD	3,950	(36,792)
10-Year Interest Rate Swap, 08/22/34	3-Month LIBOR, 1.91%	Quarterly	2.25	Semi-Annual	Morgan Stanley & Co. International PLC	08/20/24	2.25	USD	4,410	(158,264)
30-Year Interest Rate Swap, 11/29/56	3-Month LIBOR, 1.91%	Quarterly	1.91	Semi-Annual	Bank of America N.A.	11/27/26	1.91	USD	890	(115,520)
10-Year Interest Rate Swap, 03/14/39	3-Month LIBOR, 1.91%	Quarterly	3.05	Semi-Annual	Barclays Bank PLC	03/12/29	3.05	USD	2,840	(84,255)

										(2,632,770)

										$(6,559,032)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.33.V1	5.00%	Quarterly	12/20/24	USD	3,600	$(307,030)	$(225,089)	$(81,941)
CDX.NA.IG.33.V1	1.00	Quarterly	12/20/24	USD	91,800	(2,397,521)	(1,661,468)	(736,053)

						$(2,704,551)	$(1,886,557)	$(817,994)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx.XO.31.V1	5.00%	Quarterly	06/20/24	B	EUR	79	$10,918	$8,783	$2,135

47

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month LIBOR, 1.91%	Quarterly	1.53%	Quarterly	11/22/19	11/22/20	USD	11,880	$(26,535)	$124	$(26,659)
1.56	Semi-Annual	6-Month LIBOR, 1.90%	Semi-Annual	03/27/20	03/27/21	USD	5,660	3,086	61	3,025
1.77	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	06/15/20	06/15/21	USD	45,350	(93,698)	484	(94,182)
3-Month LIBOR, 1.91%	Quarterly	1.85	Semi-Annual	06/20/19	06/20/21	USD	6,130	41,213	56	41,157
2.15	Semi-Annual	3-Month LIBOR, 1.91%	Semi-Annual	07/10/19	07/10/21	USD	4,060	(54,021)	38	(54,059)
3-Month LIBOR, 1.91%	Quarterly	1.88	Semi-Annual	08/01/19	08/01/21	USD	6,000	50,768	59	50,709
3-Month LIBOR, 1.91%	Quarterly	1.53	Semi-Annual	08/04/20	08/04/21	USD	7,860	(316)	84	(400)
3-Month LIBOR, 1.91%	Quarterly	1.61	Semi-Annual	08/07/19	08/07/21	USD	6,340	20,752	63	20,689
3-Month LIBOR, 1.91%	Quarterly	1.53	Semi-Annual	08/09/19	08/09/21	USD	1,635	2,917	16	2,901
3-Month LIBOR, 1.91%	Quarterly	1.53	Quarterly	08/09/19	08/09/21	USD	1,635	3,030	16	3,014
3-Month LIBOR, 1.91%	Quarterly	1.30	Quarterly	08/18/20	08/18/21	USD	6,560	(14,815)	70	(14,885)
3-Month LIBOR, 1.91%	Quarterly	1.34	Annual	08/18/20	08/18/21	USD	9,650	(17,494)	103	(17,597)
2.58	Semi-Annual	3-Month LIBOR, 1.91%	Annual	08/29/19	08/29/21	USD	180	(4,092)	2	(4,094)
2.25	Semi-Annual	3-Month LIBOR, 1.91%	Semi-Annual	08/29/19	08/29/21	USD	4,973	(80,321)	51	(80,372)
3-Month LIBOR, 1.91%	Quarterly	1.22	Semi-Annual	09/02/20	09/02/21	USD	6,680	(19,522)	71	(19,593)
3-Month LIBOR, 1.91%	Quarterly	1.23	Quarterly	09/02/20	09/02/21	USD	6,680	(19,031)	71	(19,102)
2.15	Semi-Annual	3-Month LIBOR, 1.91%	Semi-Annual	09/05/19	09/05/21	USD	9,280	(81,929)	96	(82,025)
2.00	Semi-Annual	3-Month LIBOR, 1.91%	Semi-Annual	09/25/19	09/25/21	USD	12,400	(76,316)	132	(76,448)
3-Month LIBOR, 1.91%	Quarterly	1.36	Quarterly	09/28/20	09/28/21	USD	3,500	(5,138)	37	(5,175)
3-Month LIBOR, 1.91%	Quarterly	2.31	Semi-Annual	11/04/19	11/04/21	USD	1,550	20,720	17	20,703
3.30	Semi-Annual	3-Month LIBOR, 1.91%	Semi-Annual	11/12/19	11/12/21	USD	11,440	(375,692)	131	(375,823)
1.31	Annual	6-Month LIBOR, 1.91%	Annual	04/03/20	12/15/21	USD	73,570	22,254	(3,600)	25,854
3-Month LIBOR, 1.91%	Quarterly	1.59	Semi-Annual	12/24/19	12/24/21	USD	1,950	(721)	23	(744)
3-Month LIBOR, 1.91%	Quarterly	2.53	Quarterly	01/06/20	01/06/22	USD	9,195	168,465	107	168,358

48

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK)

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month LIBOR, 1.91%	Quarterly	2.34%	Semi-Annual	01/07/20	01/07/22	USD	14,500	$213,040	$169	$212,871
3-Month LIBOR, 1.91%	Quarterly	1.76	Quarterly	01/10/20	01/10/22	USD	3,140	10,470	37	10,433
3-Month LIBOR, 1.91%	Quarterly	2.51	Semi-Annual	02/11/20	02/11/22	USD	1,855	33,869	22	33,847
3-Month LIBOR, 1.91%	Quarterly	2.48	Quarterly	02/11/20	02/11/22	USD	1,855	32,961	22	32,939
2.56	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	02/14/20	02/14/22	USD	640	(12,347)	8	(12,355)
3-Month LIBOR, 1.91%	Quarterly	2.03	Quarterly	03/30/20	03/30/22	USD	10,454	98,932	122	98,810
3-Month LIBOR, 1.91%	Quarterly	2.25	Quarterly	04/27/20	04/27/22	USD	21,850	302,925	256	302,669
3-Month LIBOR, 1.91%	Quarterly	2.01	Quarterly	05/17/21	05/17/22	USD	756	3,755	2,243	1,512
1.87	Semi-Annual	6-Month LIBOR, 1.90%	Semi-Annual	06/03/21	06/03/22	USD	3,450	(12,448)	37	(12,485)
3-Month LIBOR, 1.91%	Quarterly	1.74	Quarterly	06/16/20	06/16/22	USD	7,810	32,618	91	32,527
3-Month LIBOR, 1.91%	Quarterly	1.71	Semi-Annual	07/13/21	07/13/22	USD	39,790	79,703	425	79,278
3-Month LIBOR, 1.91%	Quarterly	1.34	Semi-Annual	09/28/20	09/28/22	USD	7,000	(24,092)	82	(24,174)
3-Month LIBOR, 1.91%	Quarterly	1.21	Semi-Annual	10/06/20	10/06/22	USD	3,290	(19,708)	39	(19,747)
3-Month LIBOR, 1.91%	Quarterly	1.21	Semi-Annual	10/06/20	10/06/22	USD	1,280	(7,556)	15	(7,571)
3-Month LIBOR, 1.91%	Quarterly	1.25	Quarterly	10/06/20	10/06/22	USD	7,335	(38,381)	86	(38,467)
1.46	Semi-Annual	3-Month LIBOR, 1.91%	Semi-Annual	12/01/20	12/01/22	USD	5,320	6,173	63	6,110
1.77	Semi-Annual	6-Month LIBOR, 1.90%	Semi-Annual	07/12/22	07/12/23	USD	40,440	(87,029)	432	(87,461)
(0.30)	Annual	6-Month EURIBOR, (0.34)%	Annual	07/26/21	07/25/23	EUR	12,900	16,351	202	16,149
(0.29)	Annual	6-Month EURIBOR, (0.34)%	Semi-Annual	07/26/21	07/26/23	EUR	14,350	15,039	226	14,813
6-Month EURIBOR, (0.34)%	Semi-Annual	(0.45)	Quarterly	08/11/21	08/11/23	EUR	1,730	(8,296)	27	(8,323)
6-Month EURIBOR, (0.34)%	Semi-Annual	(0.58)	Semi-Annual	08/17/21	08/17/23	EUR	1,760	(13,336)	28	(13,364)
1.61	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	11/01/21	11/01/23	USD	3,260	(4,166)	38	(4,204)
1.79	Semi-Annual	3-Month LIBOR, 1.91%	Semi-Annual	06/20/19	06/20/24	USD	2,510	(31,723)	30	(31,753)
1.80	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	10/10/19	10/10/24	USD	1,280	(12,542)	16	(12,558)

49

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK)

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
(0.17)%	Annual	6-Month EURIBOR, (0.34)%	Quarterly	11/11/19	11/11/24	EUR	1,160	$(3,756)	$18	$(3,774)
(0.19)	Annual	6-Month EURIBOR, (0.34)%	Annual	11/11/19	11/11/24	EUR	3,498	(8,881)	54	(8,935)
(0.22)	Annual	6-Month EURIBOR, (0.34)%	Semi-Annual	11/21/19	11/21/24	EUR	3,890	(2,855)	60	(2,915)
3-Month LIBOR, 1.91%	Quarterly	3.09	Semi-Annual	11/29/19	11/29/24	USD	18,950	1,369,221	249	1,368,972
6-Month EURIBOR, (0.34)%	Semi-Annual	(0.23)	Quarterly	12/02/19	12/02/24	EUR	6,710	1,077	114	963
2.95	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	12/05/19	12/05/24	USD	1,429	(94,097)	19	(94,116)
2.86	Semi-Annual	6-Month LIBOR, 1.90%	Semi-Annual	12/13/19	12/13/24	USD	4,520	(276,833)	60	(276,893)
1.87	Semi-Annual	6-Month LIBOR, 1.90%	Semi-Annual	12/16/19	12/16/24	USD	3,180	(44,410)	42	(44,452)
2.57	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	01/06/20	01/06/25	USD	3,810	(180,518)	49	(180,567)
2.56	Semi-Annual	6-Month LIBOR, 1.90%	Semi-Annual	01/06/20	01/06/25	USD	3,810	(179,877)	49	(179,926)
2.16	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	03/31/20	03/31/25	USD	780	(22,194)	10	(22,204)
2.35	Semi-Annual	6-Month LIBOR, 1.90%	Semi-Annual	04/27/20	04/27/25	USD	5,870	(220,485)	77	(220,562)
6-Month JPY LIBOR, (0.01)%	Semi-Annual	0.37	Semi-Annual	01/29/18	01/29/28	JPY	181,730	50,195	23	50,172
6-Month JPY LIBOR, (0.01)%	Semi-Annual	0.36	Semi-Annual	07/31/18	07/31/28	JPY	113,000	31,540	15	31,525
0.19	Semi-Annual	6-Month JPY LIBOR, (0.01)%	Semi-Annual	01/04/19	01/04/29	JPY	100,000	(13,545)	14	(13,559)
1.37	Annual	6-Month EURIBOR, (0.34)%	Semi-Annual	02/20/19	02/20/29	EUR	1,970	(303,309)	42	(303,351)
1.38	Annual	6-Month EURIBOR, (0.34)%	Semi-Annual	02/22/19	02/22/29	EUR	590	(91,463)	12	(91,475)
6-Month EURIBOR, (0.34)%	Semi-Annual	0.56	Semi-Annual	03/12/19	03/12/29	EUR	1,640	102,570	30	102,540
1.83	Semi-Annual	6-Month LIBOR, 1.90%	Semi-Annual	12/31/19	05/15/29	USD	1,850	(23,280)	29	(23,309)
6-Month EURIBOR, (0.34)%	Semi-Annual	0.06	Semi-Annual	07/26/19	07/26/29	EUR	930	4,199	17	4,182
3-Month LIBOR, 1.91%	Quarterly	1.65	Semi-Annual	08/08/19	08/08/29	USD	1,740	(1,370)	26	(1,396)
1.67	Semi-Annual	6-Month LIBOR, 1.90%	Semi-Annual	03/31/20	08/15/29	USD	13,160	23,763	3,769	19,994
1.72	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	10/24/19	10/24/29	USD	1,920	(2,293)	30	(2,323)
2.30	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	11/05/19	11/05/29	USD	2,600	(143,091)	40	(143,131)

50

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK)

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.76%	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	11/07/19	11/07/29	USD	640	$(3,065)	$10	$(3,075)
1.80	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	11/07/19	11/07/29	USD	640	(5,329)	10	(5,339)
6-Month EURIBOR, (0.34)%	Semi-Annual	0.14	Semi-Annual	11/11/19	11/11/29	EUR	3,515	34,706	67	34,639
1.87	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	11/12/19	11/12/29	USD	1,458	(21,118)	23	(21,141)
1.81	Semi-Annual	3-Month LIBOR, 1.91%	Semi-Annual	11/12/19	11/12/29	USD	650	(5,908)	10	(5,918)
1.83	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	11/12/19	11/12/29	USD	729	(8,425)	11	(8,436)
1.86	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	11/12/19	11/12/29	USD	645	(8,835)	10	(8,845)
1.86	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	11/12/19	11/12/29	USD	1,710	(23,980)	27	(24,007)
1.86	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	11/12/19	11/12/29	USD	650	(9,297)	10	(9,307)
1.87	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	11/12/19	11/12/29	USD	645	(9,616)	10	(9,626)
1.87	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	11/12/19	11/12/29	USD	650	(9,933)	10	(9,943)
1.88	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	11/12/19	11/12/29	USD	650	(10,296)	10	(10,306)
3-Month LIBOR, 1.91%	Quarterly	1.76	Semi-Annual	11/18/19	11/18/29	USD	1,320	5,587	21	5,566
3-Month LIBOR, 1.91%	Quarterly	1.75	Semi-Annual	11/19/19	11/19/29	USD	530	1,754	8	1,746
3-Month LIBOR, 1.91%	Quarterly	1.64	Semi-Annual	11/22/19	11/22/29	USD	670	(4,603)	10	(4,613)
3-Month LIBOR, 1.91%	Quarterly	1.64	Semi-Annual	11/22/19	11/22/29	USD	670	(4,104)	10	(4,114)
3-Month LIBOR, 1.91%	Quarterly	1.65	Semi-Annual	11/22/19	11/22/29	USD	1,715	(9,786)	27	(9,813)
3-Month LIBOR, 1.91%	Quarterly	1.65	Semi-Annual	11/22/19	11/22/29	USD	670	(3,450)	10	(3,460)
3-Month LIBOR, 1.91%	Quarterly	1.65	Quarterly	11/25/19	11/25/29	USD	670	(3,573)	10	(3,583)
3-Month LIBOR, 1.91%	Quarterly	1.66	Semi-Annual	11/25/19	11/25/29	USD	670	(3,293)	10	(3,303)
1.68	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	11/26/19	11/26/29	USD	670	1,960	10	1,950
3-Month LIBOR, 1.91%	Quarterly	2.45	Semi-Annual	05/18/21	05/18/31	USD	860	53,854	13	53,841
3-Month LIBOR, 1.91%	Quarterly	2.10	Quarterly	06/22/21	06/22/31	USD	430	13,211	7	13,204
0.52	Semi-Annual	6-Month JPY LIBOR, (0.01)%	Semi-Annual	11/30/21	11/30/31	JPY	95,000	(32,881)	16	(32,897)

51

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK)

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.36%	Semi-Annual	6-Month JPY LIBOR, (0.01)%	Semi-Annual	02/04/19	02/04/34	JPY	30,720	$(7,919)	$5	$(7,924)
0.34	Semi-Annual	6-Month JPY LIBOR, (0.01)%	Semi-Annual	02/08/19	02/08/34	JPY	50,250	(11,677)	9	(11,686)
0.34	Semi-Annual	6-Month JPY LIBOR, (0.01)%	Semi-Annual	03/14/19	03/14/34	JPY	24,760	(5,644)	4	(5,648)
2.33	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	06/24/24	06/24/34	USD	310	(11,012)	5	(11,017)
1.65	Semi-Annual	6-Month LIBOR, 1.90%	Semi-Annual	08/22/24	08/22/34	USD	1,355	32,294	21	32,273
1.98	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	10/23/24	10/23/34	USD	660	(2,696)	10	(2,706)
1.98	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	10/23/24	10/23/34	USD	660	(3,008)	10	(3,018)
3-Month LIBOR, 1.91%	Quarterly	3.18	Quarterly	05/09/28	05/09/38	USD	1,590	147,828	24	147,804
3.08	Semi-Annual	6-Month LIBOR, 1.90%	Semi-Annual	06/29/28	06/29/38	USD	230	(19,462)	3	(19,465)
0.66	Semi-Annual	6-Month JPY LIBOR, (0.01)%	Quarterly	12/06/18	12/06/38	JPY	40,000	(29,035)	8	(29,043)
0.62	Semi-Annual	6-Month JPY LIBOR, (0.01)%	Semi-Annual	12/14/18	12/14/38	JPY	25,000	(16,334)	5	(16,339)
0.41	Semi-Annual	6-Month JPY LIBOR, (0.01)%	Semi-Annual	04/03/19	04/03/39	JPY	26,190	(7,104)	5	(7,109)
2.82	Semi-Annual	6-Month LIBOR, 1.90%	Semi-Annual	04/04/29	04/04/39	USD	3,000	(186,955)	46	(187,001)
0.33	Semi-Annual	6-Month JPY LIBOR, (0.01)%	Quarterly	06/10/19	06/10/39	JPY	27,540	(3,674)	6	(3,680)
0.30	Semi-Annual	6-Month JPY LIBOR, (0.01)%	Quarterly	06/17/19	06/17/39	JPY	25,860	(1,827)	6	(1,833)
0.17	Semi-Annual	6-Month JPY LIBOR, (0.01)%	Quarterly	08/08/19	08/08/39	JPY	22,870	3,864	5	3,859
0.72	Semi-Annual	6-Month JPY LIBOR, (0.01)%	Semi-Annual	03/21/24	03/21/44	JPY	19,000	(10,654)	5	(10,659)
0.20	Semi-Annual	6-Month JPY LIBOR, (0.01)%	Quarterly	08/28/24	08/28/44	JPY	12,720	4,917	3	4,914
3-Month LIBOR, 1.91%	Quarterly	1.85	Annual	03/31/20	05/15/45	USD	940	(5,245)	602	(5,847)
3.02	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	12/08/38	12/08/48	USD	400	(28,561)	6	(28,567)
2.38	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	07/05/39	07/05/49	USD	620	(17,847)	10	(17,857)
1.89	Semi-Annual	3-Month LIBOR, 1.91%	Semi-Annual	08/08/19	08/08/49	USD	670	(5,322)	15	(5,337)
1.86	Semi-Annual	3-Month LIBOR, 1.91%	Annual	08/12/19	08/12/49	USD	705	362	15	347
3-Month LIBOR, 1.91%	Quarterly	1.73	Quarterly	08/15/19	08/15/49	USD	600	(19,424)	13	(19,437)

52

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK)

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.78%	Semi-Annual	6-Month LIBOR, 1.90%	Semi-Annual	08/16/39	08/16/49	USD	500	$5,229	$8	$5,221
1.71	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	08/16/39	08/16/49	USD	600	9,253	9	9,244
1.64	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	08/16/19	08/16/49	USD	170	9,053	4	9,049
1.63	Semi-Annual	3-Month LIBOR, 1.91%	Semi-Annual	08/16/19	08/16/49	USD	570	30,761	57	30,704
1.67	Semi-Annual	6-Month LIBOR, 1.90%	Semi-Annual	08/17/39	08/17/49	USD	460	8,386	7	8,379
1.54	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	08/30/19	08/30/49	USD	170	13,002	4	12,998
1.57	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	09/03/19	09/03/49	USD	500	37,231	11	37,220
3-Month LIBOR, 1.91%	Quarterly	1.86	Semi-Annual	11/07/19	11/07/49	USD	370	(1,503)	8	(1,511)
0.57	Annual	6-Month EURIBOR, (0.34)%	Quarterly	11/11/19	11/11/49	EUR	618	(22,967)	19	(22,986)
3-Month LIBOR, 1.91%	Quarterly	1.77	Quarterly	12/12/19	12/12/49	USD	870	(22,686)	19	(22,705)
2.37	Semi-Annual	6-Month LIBOR, 1.90%	Semi-Annual	06/15/20	06/15/50	USD	1,580	(182,197)	35	(182,232)
3-Month LIBOR, 1.91%	Quarterly	1.93	Semi-Annual	12/01/26	12/01/56	USD	110	(216)	2	(218)

								$(379,125)	$9,260	$(388,385)

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
UPC Holding BV	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/24	EUR	20	$(4,081)	$(4,769)	$688
UPC Holding BV	5.00	Quarterly	BNP Paribas S.A.	06/20/24	EUR	2	(421)	(513)	92
UPC Holding BV	5.00	Quarterly	Bank of America N.A.	06/20/24	EUR	10	(2,041)	(2,442)	401

							$(6,543)	$(7,724)	$1,181

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank PLC	12/20/23	B	EUR	30	$(5,850)	$(4,980)	$(870)
Chesapeake Energy Corp.	5.00	Quarterly	Barclays Bank PLC	12/20/23	B+	USD	48	(21,564)	94	(21,658)
Chesapeake Energy Corp.	5.00	Quarterly	Barclays Bank PLC	12/20/23	B+	USD	208	(93,443)	2,059	(95,502)
Casino Guichard Perrachon SA	5.00	Quarterly	Credit Suisse International	06/20/24	B	EUR	5	(326)	(380)	54
Casino Guichard Perrachon SA	5.00	Quarterly	Credit Suisse International	06/20/24	B	EUR	5	(288)	(388)	100
Telecom Italia SpA	1.00	Quarterly	Citibank N.A.	06/20/24	BB+	EUR	3	(27)	(85)	58
Telecom Italia SpA	1.00	Quarterly	Bank of America N.A.	06/20/24	BB+	EUR	2	(28)	(85)	57
Telecom Italia SpA	1.00	Quarterly	Citibank N.A.	06/20/24	BB+	EUR	3	(28)	(88)	60

53

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK)

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Telecom Italia SpA	1.00%	Quarterly	Morgan Stanley & Co. International PLC	06/20/24	BB+	EUR	2	$(27)	$(87)	$60
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B-	EUR	10	135	(141)	276
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B-	EUR	20	272	—	272
Telecom Italia SpA	1.00	Quarterly	Citibank N.A.	06/20/26	BB+	EUR	5	(322)	(762)	440
Virgin Media Finance PLC	5.00	Quarterly	Credit Suisse International	12/20/26	B	EUR	10	2,327	2,530	(203)
Tesco PLC	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/28	B	EUR	30	(1,624)	(2,971)	1,347
CMBX.NA.8	3.00	Monthly	Barclays Bank PLC	10/17/57	BB+	USD	5,000	(145,227)	(534,417)	389,190
CMBX.NA.8	3.00	Monthly	Credit Suisse International	10/17/57	N/R	USD	2,500	(72,613)	(263,940)	191,327
CMBX.NA.8	3.00	Monthly	Morgan Stanley & Co. International PLC	10/17/57	N/R	USD	5,550	(161,202)	(770,484)	609,282
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	9,450	(170,606)	(1,211,809)	1,041,203
CMBX.NA.9	3.00	Monthly	Credit Suisse International	09/17/58	N/R	USD	5,000	(90,268)	(558,898)	468,630
CMBX.NA.9	3.00	Monthly	Credit Suisse International	09/17/58	N/R	USD	5,000	(90,268)	(558,898)	468,630
CMBX.NA.9	3.00	Monthly	Credit Suisse International	09/17/58	N/R	USD	5,000	(90,268)	(552,793)	462,525
CMBX.NA.9	3.00	Monthly	Credit Suisse International	09/17/58	N/R	USD	5,000	(90,268)	(558,825)	468,557

								$(1,031,513)	$(5,015,348)	$3,983,835

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

54

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:(a)
Asset-Backed Securities	$—	$48,982,760	$3,864,829	$52,847,589
Corporate Bonds	—	509,614,991	8,763,620	518,378,611
Floating Rate Loan Interests	—	18,406,907	1,914,559	20,321,466
Foreign Agency Obligations	—	20,926,317	—	20,926,317
Municipal Bonds	—	26,203,249	—	26,203,249
Non-Agency Mortgage-Backed Securities	—	36,539,600	—	36,539,600
Preferred Securities	7,732,211	79,824,042	—	87,556,253
U.S. Government Sponsored Agency Securities	—	274,053,905	—	274,053,905
U.S. Treasury Obligations	—	186,943,822	—	186,943,822
Options Purchased:
Interest Rate Contracts(a)	499,088	4,794,860	—	5,293,948
Short-Term Securities:
Foreign Agency Obligations	—	268,335	—	268,335
Money Market Fund	19,030,299	—	—	19,030,299
Liabilities:
Investments:
TBA Sale Commitments	—	(57,635,295)	—	(57,635,295)

	$27,261,598	$1,148,923,493	$14,543,008	$1,190,728,099

55

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Core Bond Trust (BHK)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets:
Credit contracts	$—	$4,105,384	$—	$4,105,384
Equity contracts	390	—	—	390
Forward foreign currency contracts	—	297,518	—	297,518
Interest rate contracts	326,232	3,169,674	—	3,495,906
Liabilities:
Credit contracts	—	(936,227)	—	(936,227)
Forward foreign currency contracts	—	(245,849)	—	(245,849)
Interest rate contracts	(557,451)	(10,222,450)	—	(10,779,901)

	$(230,829)	$(3,831,950)	$—	$(4,062,779)

(a)	See above Schedule of Investments for values in each sector/security type/State or political subdivision.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $270,789,595 are categorized within as Level 2 the disclosure hierarchy.

A reconciliation of Level 3 Investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Grand Total
Assets:
Opening balance, as of August 31, 2019	$3,916,040	$8,958,424	$617,363	$13,491,827
Transfers into Level 3	—	—	488,208	488,208
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	(37,773)	(1)	889	(36,885)
Net realized gain (loss)	—	—	5	5
Net change in unrealized appreciation (depreciation)(a)	1,620	(184,235)	27,551	(155,064)
Purchases	—	—	782,514	782,514
Sales	(15,058)	(10,568)	(1,971)	(27,597)

Closing balance, as of November 30, 2019	$3,864,829	$8,763,620	$1,914,559	$14,543,008

Net change in unrealized appreciation (depreciation) on investments still held at November 30, 2019(a)	$1,620	$(184,235)	$27,551	$(155,064)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at November 30, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $5,779,388. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs	Range of unobservable Inputs Utilized (a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets:
Corporate Bonds	$8,763,620	Income	Credit Spread	135-315	267

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

56